UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07527

                                  TURNER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-224-6312

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS
================================================================================
SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--98.7%
----------------------------------------------------------------

----------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--1.3%
----------------------------------------------------------------
Express Scripts*                          6,670   $       559
                                                  -----------
Total Administration of Human Resource Programs           559
                                                  -----------

----------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.8%
----------------------------------------------------------------
Boeing                                   11,540           811
                                                  -----------
Total Aerospace Product & Parts Manufacturing             811
                                                  -----------

----------------------------------------------------------------
BEVERAGE MANUFACTURING--4.1%
----------------------------------------------------------------
PepsiCo                                  30,800         1,820
                                                  -----------
Total Beverage Manufacturing                            1,820
                                                  -----------

----------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--0.9%
----------------------------------------------------------------
Cemex ADR*                                6,900           409
                                                  -----------
Total Cement & Concrete Product Manufacturing             409
                                                  -----------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--5.8%
----------------------------------------------------------------
Motorola                                 38,670           874
Qualcomm                                 28,630         1,233
Sony ADR*                                11,530           470
                                                  -----------
Total Communications Equipment Manufacturing            2,577
                                                  -----------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--11.3%
----------------------------------------------------------------
Apple Computer*                          18,470         1,328
EMC*                                     80,520         1,097
Hewlett-Packard                          34,310           982
International Business Machines          19,970         1,641
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                        5,048
                                                  -----------

----------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--7.2%
----------------------------------------------------------------
General Electric                         91,890         3,221
                                                  -----------
Total Electrical Equipment Manufacturing                3,221
                                                  -----------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.9%
----------------------------------------------------------------
eBay*                                    30,100         1,302
                                                  -----------
Total Electronic Shopping & Mail-Order Houses           1,302
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
GRAIN & OILSEED MILLING--1.5%
----------------------------------------------------------------
Archer-Daniels-Midland                   26,860   $       662
                                                  -----------
Total Grain & Oilseed Milling                             662
                                                  -----------

----------------------------------------------------------------
GROCERY STORES--1.2%
----------------------------------------------------------------
Whole Foods Market                        7,040           545
                                                  -----------
Total Grocery Stores                                      545
                                                  -----------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.3%
----------------------------------------------------------------
Kla-Tencor                               11,990           591
                                                  -----------
Total Industrial Machinery Manufacturing                  591
                                                  -----------

----------------------------------------------------------------
INFORMATION SERVICES--6.0%
----------------------------------------------------------------
Google, Cl A*                             3,890         1,614
Yahoo!*                                  27,490         1,077
                                                  -----------
Total Information Services                              2,691
                                                  -----------

----------------------------------------------------------------
INSURANCE CARRIERS--4.1%
----------------------------------------------------------------
American International Group             11,220           766
UnitedHealth Group                       17,220         1,070
                                                  -----------
Total Insurance Carriers                                1,836
                                                  -----------

----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.6%
----------------------------------------------------------------
Starbucks*                               24,080           723
                                                  -----------
Total Limited-Service Eating Places                       723
                                                  -----------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--2.3%
----------------------------------------------------------------
St. Jude Medical*                        20,790         1,044
                                                  -----------
Total Medical Equipment & Supplies Manufacturing        1,044
                                                  -----------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.9%
----------------------------------------------------------------
Halliburton                               6,630           411
                                                  -----------
Total Mining Support Activities                           411
                                                  -----------

----------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.2%
----------------------------------------------------------------
Toyota Motor ADR*                         5,010           524
                                                  -----------
Total Motor Vehicle Manufacturing                         524
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--2.0%
----------------------------------------------------------------
Medtronic                                15,700   $       904
                                                  -----------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                              904
                                                  -----------

----------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.6%
----------------------------------------------------------------
American Express                         13,530           696
                                                  -----------
Total Nondepository Credit Intermediation                 696
                                                  -----------

----------------------------------------------------------------
OFFICES OF PHYSICIANS--1.8%
----------------------------------------------------------------
Caremark Rx*                             15,320           793
                                                  -----------
Total Offices of Physicians                               793
                                                  -----------

----------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--2.1%
----------------------------------------------------------------
Corning*                                 46,520           915
                                                  -----------
Total Other Electrical Equipment & Component
   Manufacturing                                          915
                                                  -----------

----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.5%
----------------------------------------------------------------
Coach*                                   20,260           675
                                                  -----------
Total Other Leather & Allied Product Manufacturing        675
                                                  -----------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--7.8%
----------------------------------------------------------------
Amgen*                                   15,110         1,192
Gilead Sciences*                         20,920         1,101
Novartis ADR*                            10,430           547
Roche Holdings ADR*                       8,780           657
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing           3,497
                                                  -----------

----------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.7%
----------------------------------------------------------------
Sirius Satellite Radio* #                45,550           305
                                                  -----------
Total Radio & Television Broadcasting                     305
                                                  -----------

----------------------------------------------------------------
RAIL TRANSPORTATION--0.9%
----------------------------------------------------------------
Burlington Northern Santa Fe              5,940           421
                                                  -----------
Total Rail Transportation                                 421
                                                  -----------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.8%
----------------------------------------------------------------
Genentech*                               13,490         1,248
                                                  -----------
Total Scientific R&D Services                           1,248
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--0.8%
----------------------------------------------------------------
Chicago Mercantile Exchange
   Holdings                               1,010   $       371
                                                  -----------
Total Securities & Commodity Exchanges                    371
                                                  -----------

----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--2.5%
----------------------------------------------------------------
Charles Schwab                           37,320           547
Merrill Lynch                             8,410           570
                                                  -----------
Total Security & Commodity Contracts
   Intermediation & Brokerage                           1,117
                                                  -----------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--8.0%
----------------------------------------------------------------
Applied Materials                        62,560         1,122
Broadcom, Cl A*                          19,120           902
Marvell Technology Group*                16,640           933
Micron Technology*                       46,800           623
                                                  -----------
Total Semiconductor & Other Electronic Component
   Manufacturing                                        3,580
                                                  -----------

----------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION MANUFACTURING--4.8%
----------------------------------------------------------------
Procter & Gamble                         36,930         2,138
                                                  -----------
Total Soap, Cleaners & Toilet Preparation
   Manufacturing                                        2,138
                                                  -----------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--0.9%
Electronic Arts*                          7,220           378
                                                  -----------
Total Software Publishers                                 378
                                                  -----------

----------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.8%
----------------------------------------------------------------
Nucor                                     5,620           375
                                                  -----------
Total Steel Product Manufacturing
   from Purchased Steel                                   375
                                                  -----------

----------------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT MANUFACTURING--1.1%
----------------------------------------------------------------
WM Wrigley Jr                             7,220           480
                                                  -----------
Total Sugar & Confectionery Product Manufacturing         480
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATIONS--1.5%
----------------------------------------------------------------
America Movil ADR, Ser L                 22,640           662
                                                  -----------
Total Telecommunications                                  662
                                                  -----------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
TRAVELER ACCOMMODATION--1.7%
----------------------------------------------------------------
Starwood Hotels & Resorts Worldwide      11,760   $       751
                                                  -----------
Total Traveler Accommodation                              751
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $35,577)                                       44,080

----------------------------------------------------------------
CASH EQUIVALENT--0.8%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 4.21%**        352,429           352
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $352)                                             352

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--0.7%
----------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)                317,800           318
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $318)                                             318
----------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
  (COST $36,247)+                                      44,750
                                                  -----------

OTHER ASSETS AND LIABILITIES, NET--(0.2)%                (105)
                                                  -----------

NET ASSETS--100.0%                                $    44,645
                                                  ===========

*    Non-income producing security
**   Rate shown is the 7-day yield as of December 31, 2005.
# Security fully or partially on loan at December 31, 2005. The total value of securities on loan at December 31, 2005, was $304,180.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR  -- American Depositary Receipt
Cl   -- Class
Ser  -- Series


+ At December 31, 2005, the tax basis cost of the Fund's investments was $36,281, and the unrealized appreciation and depreciation were $8,859 and $(390), respectively.***

***  These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================
SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--98.4%
----------------------------------------------------------------

----------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--1.0%
----------------------------------------------------------------
Express Scripts*                          6,750   $       566
                                                  -----------
Total Administration of Human Resource Programs           566
                                                  -----------

----------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.2%
----------------------------------------------------------------
Boeing                                    9,710           682
                                                  -----------
Total Aerospace Product & Parts Manufacturing             682
                                                  -----------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--1.9%
----------------------------------------------------------------
Joy Global                               10,965           439
National Oilwell Varco*                   9,430           591
                                                  -----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                              1,030
                                                  -----------

----------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION & PROCESSING--0.7%
----------------------------------------------------------------
Cia Vale do Rio Doce ADR                  8,920           367
                                                  -----------
Total Alumina & Aluminum Production & Processing          367
                                                  -----------

----------------------------------------------------------------
BEVERAGE MANUFACTURING--2.3%
----------------------------------------------------------------
PepsiCo                                  21,660         1,280
                                                  -----------
Total Beverage Manufacturing                            1,280
                                                  -----------

----------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--1.0%
----------------------------------------------------------------
Cemex ADR*                                9,100           540
                                                  -----------
Total Cement & Concrete Product Manufacturing             540
                                                  -----------

----------------------------------------------------------------
CLOTHING STORES--0.8%
----------------------------------------------------------------
Chico's FAS*                             10,400           457
                                                  -----------
Total Clothing Stores                                     457
                                                  -----------

----------------------------------------------------------------
COAL MINING--1.9%
----------------------------------------------------------------
Consol Energy                             4,470           291
Peabody Energy                            8,830           728
                                                  -----------
Total Coal Mining                                       1,019
                                                  -----------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.6%
----------------------------------------------------------------
Motorola                                 21,990           497
Qualcomm                                 21,970           946
                                                  -----------
Total Communications Equipment Manufacturing            1,443
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--5.5%
----------------------------------------------------------------
Apple Computer*                          12,840   $       923
EMC*                                     46,360           632
Hewlett-Packard                          16,390           469
International Business Machines          11,860           975
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                        2,999
                                                  -----------

----------------------------------------------------------------
DATA PROCESSING SERVICES--0.6%
----------------------------------------------------------------
Global Payments                           7,620           355
                                                  -----------
Total Data Processing Services                            355
                                                  -----------

----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.8%
----------------------------------------------------------------
HDFC Bank ADR*                            5,450           277
Kookmin Bank ADR*                         5,270           394
Mellon Financial                         24,710           846
                                                  -----------
Total Depository Credit Intermediation                  1,517
                                                  -----------

----------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--4.9%
----------------------------------------------------------------
General Electric                         76,800         2,692
                                                  -----------
Total Electrical Equipment Manufacturing                2,692
                                                  -----------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.5%
----------------------------------------------------------------
eBay*                                    19,010           822
                                                  -----------
Total Electronic Shopping & Mail-Order Houses             822
                                                  -----------

----------------------------------------------------------------
FOUNDRIES--0.6%
----------------------------------------------------------------
Precision Castparts                       6,560           340
                                                  -----------
Total Foundries                                           340
                                                  -----------

----------------------------------------------------------------
GRAIN & OILSEED MILLING--0.9%
----------------------------------------------------------------
Archer-Daniels-Midland                   19,930           491
                                                  -----------
Total Grain & Oilseed Milling                             491
                                                  -----------

----------------------------------------------------------------
GROCERY STORES--0.9%
----------------------------------------------------------------
Whole Foods Market                        6,280           486
                                                  -----------
Total Grocery Stores                                      486
                                                  -----------

----------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.5%
----------------------------------------------------------------
Omnicare                                  4,760           272
                                                  -----------
Total Health & Personal Care Stores                       272
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
INFORMATION SERVICES--4.4%
----------------------------------------------------------------
Google, Cl A*                             3,860   $     1,602
Yahoo!*                                  21,040           824
                                                  -----------
Total Information Services                              2,426
                                                  -----------

----------------------------------------------------------------
INSURANCE CARRIERS--6.6%
----------------------------------------------------------------
Aflac                                    12,560           583
American International Group             18,880         1,288
Prudential Financial                     12,760           934
UnitedHealth Group                        4,400           273
WellPoint*                                7,080           565
                                                  -----------
Total Insurance Carriers                                3,643
                                                  -----------

----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.9%
----------------------------------------------------------------
Starbucks*                               17,050           512
                                                  -----------
Total Limited-Service Eating Places                       512
                                                  -----------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--1.2%
----------------------------------------------------------------
St. Jude Medical*                        12,840           645
                                                  -----------
Total Medical Equipment & Supplies Manufacturing          645
                                                  -----------

----------------------------------------------------------------
METAL ORE MINING--0.9%
----------------------------------------------------------------
Freeport-McMoRan Copper &
Gold, Cl B                                9,540           513
                                                  -----------
Total Metal Ore Mining                                    513
                                                  -----------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.9%
----------------------------------------------------------------
Halliburton                               8,730           541
Noble                                     6,950           490
                                                  -----------
Total Mining Support Activities                         1,031
                                                  -----------

----------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.0%
----------------------------------------------------------------
Toyota Motor ADR*                         5,140           538
                                                  -----------
Total Motor Vehicle Manufacturing                         538
                                                  -----------

----------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.8%
----------------------------------------------------------------
Williams                                 18,310           424
                                                  -----------
Total Natural Gas Distribution                            424
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--0.7%
----------------------------------------------------------------
Roper Industries                          9,890   $       391
                                                  -----------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                              391
                                                  -----------

----------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.4%
----------------------------------------------------------------
American Express                         14,480           745
                                                  -----------
Total Nondepository Credit Intermediation                 745
                                                  -----------

----------------------------------------------------------------
OFFICES OF PHYSICIANS--0.9%
----------------------------------------------------------------
Caremark Rx*                              9,440           489
                                                  -----------
Total Offices of Physicians                               489
                                                  -----------

----------------------------------------------------------------
OIL & GAS EXTRACTION--3.2%
----------------------------------------------------------------
Newfield Exploration*                     7,660           384
Southwestern Energy*                     11,660           419
Ultra Petroleum*                          7,300           407
XTO Energy                               12,866           565
                                                  -----------
Total Oil & Gas Extraction                              1,775
                                                  -----------

----------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--0.9%
----------------------------------------------------------------
Corning*                                 23,820           468
                                                  -----------
Total Other Electrical Equipment & Component
   Manufacturing                                          468
                                                  -----------

----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--3.9%
----------------------------------------------------------------
Eaton Vance                              14,270           390
Mitsubishi UFJ Financial Group ADR*      62,490           856
T. Rowe Price Group                      12,540           903
                                                  -----------
Total Other Financial Investment Activities             2,149
                                                  -----------

----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--0.9%
----------------------------------------------------------------
Coach*                                   15,470           516
                                                  -----------
Total Other Leather & Allied Product Manufacturing        516
                                                  -----------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.8%
----------------------------------------------------------------
Scientific Games, Cl A*                  15,200           415
                                                  -----------
Total Other Miscellaneous Manufacturing                   415
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--1.1%
----------------------------------------------------------------
Valero Energy                            12,260   $       633
                                                  -----------
Total Petroleum & Coal Products Manufacturing             633
                                                  -----------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--6.2%
----------------------------------------------------------------
Allergan                                  2,780           300
Amgen*                                   12,690         1,001
Dade Behring Holdings                    10,730           439
Genzyme*                                  3,270           231
Gilead Sciences*                         12,210           643
Roche Holdings ADR*                       7,040           527
Teva Pharmaceutical Industries ADR        6,770           291
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing           3,432
                                                  -----------

----------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--1.7%
----------------------------------------------------------------
Kinder Morgan                             6,020           553
Questar                                   5,400           409
                                                  -----------
Total Pipeline Transportation of Natural Gas              962
                                                  -----------

----------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.5%
----------------------------------------------------------------
Sirius Satellite Radio*                  37,710           253
                                                  -----------
Total Radio & Television Broadcasting                     253
                                                  -----------

----------------------------------------------------------------
RAIL TRANSPORTATION--0.7%
----------------------------------------------------------------
Burlington Northern Santa Fe              5,550           393
                                                  -----------
Total Rail Transportation                                 393
                                                  -----------

----------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.8%
----------------------------------------------------------------
AMR*                                     20,740           461
                                                  -----------
Total Scheduled Air Transportation                        461
                                                  -----------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.5%
----------------------------------------------------------------
Genentech*                                9,000           832
                                                  -----------
Total Scientific R&D Services                             832
                                                  -----------

----------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--2.2%
----------------------------------------------------------------
Chicago Mercantile Exchange
Holdings                                  2,040           750
Nasdaq Stock Market*                     13,130           462
                                                  -----------
Total Securities & Commodity Exchanges                  1,212
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--5.8%
----------------------------------------------------------------
Ameritrade Holding*                      15,970   $       383
Charles Schwab                           68,250         1,001
Legg Mason                                6,520           781
Merrill Lynch                            15,300         1,036
                                                  -----------
Total Security & Commodity Contracts
   Intermediation & Brokerage                           3,201
                                                  -----------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--6.1%
----------------------------------------------------------------
Advanced Micro Devices*                  15,550           476
Applied Materials                        60,620         1,087
Broadcom, Cl A*                          17,900           844
Marvell Technology Group*                11,850           665
Micron Technology*                       19,780           263
                                                  -----------
Total Semiconductor & Other Electronic Component
   Manufacturing                                        3,335
                                                  -----------

----------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION MANUFACTURING--3.2%
----------------------------------------------------------------
Procter & Gamble                         30,520         1,766
                                                  -----------
Total Soap, Cleaners & Toilet Preparation
   Manufacturing                                        1,766
                                                  -----------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--0.8%
----------------------------------------------------------------
Electronic Arts*                          8,290           434
                                                  -----------
Total Software Publishers                                 434
                                                  -----------

----------------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT MANUFACTURING--0.8%
----------------------------------------------------------------
WM Wrigley Jr                             6,520           433
                                                  -----------
Total Sugar & Confectionery Product Manufacturing         433
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATIONS--3.5%
----------------------------------------------------------------
America Movil ADR, Ser L                 28,410           831
NII Holdings*                            14,750           645
Nippon Telegraph & Telephone ADR*        19,250           439
                                                  -----------
Total Telecommunications                                1,915
                                                  -----------

----------------------------------------------------------------
TRAVELER ACCOMMODATION--0.9%
----------------------------------------------------------------
Starwood Hotels & Resorts Worldwide       7,750           495
                                                  -----------
Total Traveler Accommodation                              495
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.6%
----------------------------------------------------------------
Aqua America                             12,996   $       355
                                                  -----------
Total Water, Sewage & Other Systems                       355
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $48,758)                                       54,150

----------------------------------------------------------------
CASH EQUIVALENT--1.7%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 4.21%**        906,340           906
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $906)                                             906
----------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
  (COST $49,664)+                                      55,056
                                                  -----------

OTHER ASSETS AND LIABILITIES, NET--(0.1)%                 (43)
                                                  -----------

NET ASSETS--100.0%                                $    55,013
                                                  ===========


*    Non-income producing security
**   Rate shown is the 7-day yield as of December 31, 2005.
ADR  -- American Depositary Receipt
Cl   -- Class
Ser  -- Series


+ At December 31, 2005, the tax basis cost of the Fund's investments was $49,736, and the unrealized appreciation and depreciation were $5,874 and $(554), respectively.***

***  These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================
SCHEDULE OF INVESTMENTS
TURNER STRATEGIC GROWTH FUND
December 31, 2005 (Unaudited)



                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--97.8%
----------------------------------------------------------------

----------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--0.9%
----------------------------------------------------------------
CB Richard Ellis Group, Cl A*             1,370   $        81
                                                  -----------
Total Activities Related to Real Estate                    81
                                                  -----------

----------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--0.9%
----------------------------------------------------------------
Express Scripts*                            920            77
                                                  -----------
Total Administration of Human Resource Programs            77
                                                  -----------

----------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.4%
----------------------------------------------------------------
Boeing                                    1,820           128
                                                  -----------
Total Aerospace Product & Parts Manufacturing             128
                                                  -----------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--1.3%
----------------------------------------------------------------
Joy Global                                2,955           118
                                                  -----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                                118
                                                  -----------

----------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION & PROCESSING--0.8%
----------------------------------------------------------------
Cia Vale do Rio Doce ADR                  1,780            73
                                                  -----------
Total Alumina & Aluminum Production & Processing           73
                                                  -----------

----------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--1.0%
----------------------------------------------------------------
Cemex ADR*                                1,480            88
                                                  -----------
Total Cement & Concrete Product Manufacturing              88
                                                  -----------

----------------------------------------------------------------
CLOTHING STORES--1.1%
----------------------------------------------------------------
Chico's FAS*                              2,220            98
                                                  -----------
Total Clothing Stores                                      98
                                                  -----------

----------------------------------------------------------------
COAL MINING--1.6%
----------------------------------------------------------------
Consol Energy                             1,240            81
Peabody Energy                              770            63
                                                  -----------
Total Coal Mining                                         144
                                                  -----------

----------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--0.8%
----------------------------------------------------------------
Comverse Technology*                      2,860            76
                                                  -----------
Total Commercial/Industrial Equipment
   Rental & Leasing                                        76
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--5.8%
----------------------------------------------------------------
Motorola                                  7,360   $       166
Qualcomm                                  5,280           228
Sony ADR*                                 2,990           122
                                                  -----------
Total Communications Equipment Manufacturing              516
                                                  -----------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--7.6%
----------------------------------------------------------------
Apple Computer*                           3,080           221
EMC*                                     13,220           180
Hewlett-Packard                           6,650           190
Network Appliance*                        3,240            88
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                          679
                                                  -----------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--0.9%
----------------------------------------------------------------
Cerner* #                                   870            79
                                                  -----------
Total Computer Systems Design & Related Services           79
                                                  -----------

----------------------------------------------------------------
DATA PROCESSING SERVICES--0.9%
----------------------------------------------------------------
Global Payments                           1,800            84
                                                  -----------
Total Data Processing Services                             84
                                                  -----------

----------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--5.8%
----------------------------------------------------------------
General Electric                         14,810           519
                                                  -----------
Total Electrical Equipment Manufacturing                  519
                                                  -----------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.5%
----------------------------------------------------------------
eBay*                                     5,180           224
                                                  -----------
Total Electronic Shopping & Mail-Order Houses             224
                                                  -----------

----------------------------------------------------------------
FOUNDRIES--1.0%
----------------------------------------------------------------
Precision Castparts                       1,710            89
                                                  -----------
Total Foundries                                            89
                                                  -----------

----------------------------------------------------------------
GRAIN & OILSEED MILLING--1.1%
----------------------------------------------------------------
Archer-Daniels-Midland                    3,900            96
                                                  -----------
Total Grain & Oilseed Milling                              96
                                                  -----------

----------------------------------------------------------------
GROCERY STORES--1.0%
----------------------------------------------------------------
Whole Foods Market                        1,120            87
                                                  -----------
Total Grocery Stores                                       87
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER STRATEGIC GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.7%
----------------------------------------------------------------
Omnicare                                  1,180   $        68
                                                  -----------
Total Health & Personal Care Stores                        68
                                                  -----------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.8%
----------------------------------------------------------------
Kla-Tencor                                3,200           158
                                                  -----------
Total Industrial Machinery Manufacturing                  158
                                                  -----------

----------------------------------------------------------------
INFORMATION SERVICES--6.5%
----------------------------------------------------------------
Google, Cl A*                               960           398
Yahoo!*                                   4,800           188
                                                  -----------
Total Information Services                                586
                                                  -----------

----------------------------------------------------------------
INSURANCE CARRIERS--2.6%
----------------------------------------------------------------
UnitedHealth Group                        3,740           232
                                                  -----------
Total Insurance Carriers                                  232
                                                  -----------

----------------------------------------------------------------
JEWELRY, LUGGAGE & LEATHER GOODS STORES--1.0%
----------------------------------------------------------------
Tiffany                                   2,240            86
                                                  -----------
Total Jewelry, Luggage & Leather Goods Stores              86
                                                  -----------

----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.2%
----------------------------------------------------------------
Starbucks*                                3,730           112
                                                  -----------
Total Limited-Service Eating Places                       112
                                                  -----------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--2.1%
----------------------------------------------------------------
St. Jude Medical*                         3,670           184
                                                  -----------
Total Medical Equipment & Supplies Manufacturing          184
                                                  -----------

----------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.5%
----------------------------------------------------------------
Toyota Motor ADR*                         1,270           133
                                                  -----------
Total Motor Vehicle Manufacturing                         133
                                                  -----------

----------------------------------------------------------------
OFFICES OF PHYSICIANS--1.8%
----------------------------------------------------------------
Caremark Rx*                              3,110           161
                                                  -----------
Total Offices of Physicians                               161
                                                  -----------

----------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--1.9%
----------------------------------------------------------------
Corning*                                  8,740           172
                                                  -----------
Total Other Electrical Equipment & Component
   Manufacturing                                          172
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.9%
-----------------------------------------------------------------
Mitsubishi UFJ Financial Group ADR*       6,100   $        84
Nomura Holdings ADR* #                    4,590            88
                                                  -----------
Total Other Financial Investment Activities               172
                                                  -----------

----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.3%
----------------------------------------------------------------
Coach*                                    3,440           115
                                                  -----------
Total Other Leather & Allied Product Manufacturing        115
                                                  -----------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.1%
----------------------------------------------------------------
Scientific Games, Cl A*                   3,610            98
                                                  -----------
Total Other Miscellaneous Manufacturing                    98
                                                  -----------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--8.2%
----------------------------------------------------------------
Allergan                                    930           100
Amgen*                                    2,660           210
Genzyme*                                  2,140           152
Gilead Sciences*                          3,560           187
Teva Pharmaceutical Industries ADR        1,900            82
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing             731
                                                  -----------

----------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.7%
----------------------------------------------------------------
Kinder Morgan                               660            61
                                                  -----------
Total Pipeline Transportation of Natural Gas               61
                                                  -----------

----------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.7%
----------------------------------------------------------------
Sirius Satellite Radio* #                 8,930            60
                                                  -----------
Total Radio & Television Broadcasting                      60
                                                  -----------

----------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.8%
----------------------------------------------------------------
AMR* #                                    3,300            73
                                                  -----------
Total Scheduled Air Transportation                         73
                                                  -----------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.1%
----------------------------------------------------------------
Genentech*                                2,080           192
                                                  -----------
Total Scientific R&D Services                             192
                                                  -----------

----------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--2.0%
----------------------------------------------------------------
Chicago Mercantile
   Exchange Holdings                        280           103
Nasdaq Stock Market*                      2,200            77
                                                  -----------
Total Securities & Commodity Exchanges                    180
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER STRATEGIC GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--1.3%
----------------------------------------------------------------
Charles Schwab                            7,690   $       113
                                                  -----------
Total Security & Commodity Contracts
   Intermediation & Brokerage                             113
                                                  -----------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--11.9%
----------------------------------------------------------------
Advanced Micro Devices*                   5,720           175
Applied Materials                         9,610           172
ATI Technologies*                         4,310            73
Broadcom, Cl A*                           4,260           201
JDS Uniphase*                            43,300           102
Marvell Technology Group*                 3,670           206
Micron Technology*                       10,570           141
                                                  -----------
Total Semiconductor & Other Electronic Component
   Manufacturing                                        1,070
                                                  -----------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--2.5%
----------------------------------------------------------------
Akamai Technologies*                      5,200           104
Electronic Arts*                          1,150            60
Salesforce.com*                           2,000            64
                                                  -----------
Total Software Publishers                                 228
                                                  -----------

----------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.8%
----------------------------------------------------------------
Nucor                                     1,070            71
                                                  -----------
Total Steel Product Manufacturing
   from Purchased Steel                                    71
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATIONS--3.5%
----------------------------------------------------------------
America Movil ADR, Ser L                  2,850            84
Crown Castle International*               3,320            89
NII Holdings*                             1,930            84
Tellabs*                                  5,600            61
                                                  -----------
Total Telecommunications                                  318
                                                  -----------

----------------------------------------------------------------
TRAVELER ACCOMMODATION--1.5%
----------------------------------------------------------------
Starwood Hotels & Resorts Worldwide       2,050           131
                                                  -----------
Total Traveler Accommodation                              131
                                                  -----------
-------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $7,415)                                         8,761
----------------------------------------------------------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--2.6%
----------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)                238,000   $       238
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $238)                                             238

----------------------------------------------------------------
CASH EQUIVALENT--2.6%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 4.21%**        232,778           233
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $233)                                             233
----------------------------------------------------------------

TOTAL INVESTMENTS--103.0%
  (COST $7,886)+                                        9,232
                                                  -----------

OTHER ASSETS AND LIABILITIES, NET--(3.0)%                (272)
                                                  -----------

NET ASSETS--100.0%                                $     8,960
                                                  ===========

*    Non-income producing security
**   Rate shown is the 7-day yield as of December 31, 2005.
# Security fully or partially on loan at December 31, 2005. The total value of securities on loan at December 31, 2005, was $229,002.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR  -- American Depositary Receipt
Cl   -- Class
Ser  -- Series

+ At December 31, 2005, the tax basis cost of the Fund's investments was $7,891, and the unrealized appreciation and depreciation were $1,420 and $(79), respectively.***

***  These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================
SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--97.2%
----------------------------------------------------------------

----------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--0.8%
----------------------------------------------------------------
CB Richard Ellis Group, Cl A*           141,740   $     8,341
                                                  -----------
Total Activities Related to Real Estate                 8,341
                                                  -----------

----------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--1.1%
----------------------------------------------------------------
Express Scripts* #                      132,438        11,098
                                                  -----------
Total Administration of Human Resource Programs        11,098
                                                  -----------

----------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.5%
----------------------------------------------------------------
aQuantive*                              211,670         5,343
Getty Images* #                         108,740         9,707
                                                  -----------
Total Advertising & Related Services                   15,050
                                                  -----------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--3.2%
----------------------------------------------------------------
Grant Prideco*                          131,820         5,816
Joy Global                              300,345        12,014
National Oilwell Varco*                 146,400         9,179
Terex*                                  101,490         6,028
                                                  -----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                             33,037
                                                  -----------

----------------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--1.1%
----------------------------------------------------------------
Harman International Industries #       117,990        11,545
                                                  -----------
Total Audio & Video Equipment Manufacturing            11,545
                                                  -----------

----------------------------------------------------------------
BEVERAGE MANUFACTURING--0.9%
----------------------------------------------------------------
Hansen Natural* #                       114,100         8,992
                                                  -----------
Total Beverage Manufacturing                            8,992
                                                  -----------

----------------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.9%
----------------------------------------------------------------
Moody's                                 157,030         9,645
                                                  -----------
Total Business Support Services                         9,645
                                                  -----------

----------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--0.4%
----------------------------------------------------------------
Florida Rock Industries                  80,600         3,954
                                                  -----------
Total Cement & Concrete Product Manufacturing           3,954
                                                  -----------

----------------------------------------------------------------
CLAY PRODUCT & REFRACTORY MANUFACTURING--0.6%
----------------------------------------------------------------
Ceradyne*                               138,070         6,047
                                                  -----------
Total Clay Product & Refractory Manufacturing           6,047
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
CLOTHING STORES--3.1%
----------------------------------------------------------------
Chico's FAS*                            317,710   $    13,957
Nordstrom #                             294,720        11,022
Urban Outfitters* #                     263,557         6,671
                                                  -----------
Total Clothing Stores                                  31,650
                                                  -----------

----------------------------------------------------------------
COAL MINING--2.1%
----------------------------------------------------------------
Arch Coal #                             155,880        12,392
Peabody Energy                          116,980         9,642
                                                  -----------
Total Coal Mining                                      22,034
                                                  -----------

----------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--0.5%
----------------------------------------------------------------
Comverse Technology*                    190,610         5,068
                                                  -----------
Total Commercial/Industrial Equipment
   Rental & Leasing                                     5,068
                                                  -----------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--0.9%
----------------------------------------------------------------
Network Appliance*                      338,950         9,152
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                        9,152
                                                  -----------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--1.7%
----------------------------------------------------------------
Cerner* #                               101,680         9,244
Foundry Networks*                       562,430         7,767
                                                  -----------
Total Computer Systems Design & Related Services       17,011
                                                  -----------

----------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.9%
----------------------------------------------------------------
Polo Ralph Lauren #                     161,660         9,076
                                                  -----------
Total Cut & Sew Apparel Manufacturing                   9,076
                                                  -----------

----------------------------------------------------------------
DATA PROCESSING SERVICES--0.8%
----------------------------------------------------------------
Global Payments #                       170,320         7,939
                                                  -----------
Total Data Processing Services                          7,939
                                                  -----------

----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.6%
----------------------------------------------------------------
Colonial BancGroup                      198,590         4,731
Mellon Financial                        342,340        11,725
                                                  -----------
Total Depository Credit Intermediation                 16,456
                                                  -----------

----------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.1%
----------------------------------------------------------------
WESCO International* #                  252,670        10,797
                                                  -----------
Total Electrical Goods Wholesale                       10,797
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2005 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.6%
----------------------------------------------------------------
Circuit City Stores #                   285,920   $     6,459
                                                  -----------
Total Electronics & Appliance Stores                    6,459
                                                  -----------

----------------------------------------------------------------
EMPLOYMENT SERVICES--1.3%
----------------------------------------------------------------
Manpower                                181,520         8,441
MPS Group*                              394,230         5,389
                                                  -----------
Total Employment Services                              13,830
                                                  -----------

----------------------------------------------------------------
FOUNDRIES--1.0%
----------------------------------------------------------------
Precision Castparts                     199,760        10,350
                                                  -----------
Total Foundries                                        10,350
                                                  -----------

----------------------------------------------------------------
FREIGHT TRANSPORTATION ARRANGEMENT--0.8%
----------------------------------------------------------------
UTI Worldwide #                          85,320         7,921
                                                  -----------
Total Freight Transportation Arrangement                7,921
                                                  -----------

----------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.4%
----------------------------------------------------------------
Community Health Systems*               118,220         4,533
                                                  -----------
Total General Medical & Surgical Hospitals              4,533
                                                  -----------

----------------------------------------------------------------
GROCERY STORES--1.1%
----------------------------------------------------------------
Whole Foods Market #                    149,100        11,539
                                                  -----------
Total Grocery Stores                                   11,539
                                                  -----------

----------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.4%
----------------------------------------------------------------
Omnicare #                              251,050        14,365
                                                  -----------
Total Health & Personal Care Stores                    14,365
                                                  -----------

----------------------------------------------------------------
HOME FURNISHINGS STORES--1.1%
----------------------------------------------------------------
Williams-Sonoma* #                      260,500        11,241
                                                  -----------
Total Home Furnishings Stores                          11,241
                                                  -----------

----------------------------------------------------------------
HOME HEALTH CARE SERVICES--0.5%
----------------------------------------------------------------
Intuitive Surgical*                      42,850         5,025
                                                  -----------
Total Home Health Care Services                         5,025
                                                  -----------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.9%
----------------------------------------------------------------
Kla-Tencor #                            346,240        17,080
Lam Research*                           135,120         4,821
Varian Semiconductor
   Equipment Associates* #              180,100         7,912
                                                  -----------
Total Industrial Machinery Manufacturing               29,813
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
INFORMATION SERVICES--1.7%
----------------------------------------------------------------
CNET Networks* #                        763,740   $    11,219
Valueclick*                             357,703         6,478
                                                  -----------
Total Information Services                             17,697
                                                  -----------

----------------------------------------------------------------
INSURANCE CARRIERS--0.7%
----------------------------------------------------------------
HCC Insurance Holdings #                226,710         6,729
                                                  -----------
Total Insurance Carriers                                6,729
                                                  -----------

----------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--0.7%
----------------------------------------------------------------
Cogent* #                               328,281         7,445
                                                  -----------
Total Investigation & Security Services                 7,445
                                                  -----------

----------------------------------------------------------------
JEWELRY, LUGGAGE & LEATHER GOODS STORES--0.8%
----------------------------------------------------------------
Tiffany                                 211,020         8,080
                                                  -----------
Total Jewelry, Luggage & Leather Goods Stores           8,080
                                                  -----------

----------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--2.4%
----------------------------------------------------------------
CH Robinson Worldwide #                 229,982         8,516
Monster Worldwide* #                    387,625        15,823
                                                  -----------
Total Management, Scientific & Technical
   Consulting Services                                 24,339
                                                  -----------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--1.3%
----------------------------------------------------------------
Resmed*                                 182,500         6,992
Varian Medical Systems*                 120,110         6,046
                                                  -----------
Total Medical Equipment & Supplies Manufacturing       13,038
                                                  -----------

----------------------------------------------------------------
METAL ORE MINING--1.0%
----------------------------------------------------------------
Freeport-McMoRan Copper &
   Gold, Cl B                           191,360        10,295
                                                  -----------
Total Metal Ore Mining                                 10,295
                                                  -----------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.5%
----------------------------------------------------------------
Cal Dive International* #               130,794         4,694
                                                  -----------
Total Mining Support Activities                         4,694
                                                  -----------

----------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.7%
----------------------------------------------------------------
Oshkosh Truck                           169,890         7,575
                                                  -----------
Total Motor Vehicle Manufacturing                       7,575
                                                  -----------

----------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--0.6%
----------------------------------------------------------------
Johnson Controls                         79,547         5,800
                                                  -----------
Total Motor Vehicle Parts Manufacturing                 5,800
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2005 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--4.0%
----------------------------------------------------------------
Agilent Technologies*                   362,940   $    12,082
Ametek                                  163,770         6,967
DaVita* #                               148,050         7,497
Itron* #                                 97,225         3,893
Roper Industries #                      254,070        10,038
                                                  -----------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                           40,477
                                                  -----------

----------------------------------------------------------------
OIL & GAS EXTRACTION--5.4%
----------------------------------------------------------------
Chesapeake Energy                       182,360         5,786
Newfield Exploration*                   148,230         7,422
Range Resources                         505,665        13,319
Southwestern Energy*                    262,960         9,451
Ultra Petroleum*                        133,110         7,428
XTO Energy                              262,096        11,516
                                                  -----------
Total Oil & Gas Extraction                             54,922
                                                  -----------

----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.5%
----------------------------------------------------------------
Affiliated Managers Group* #            137,290        11,018
T. Rowe Price Group                     206,740        14,891
                                                  -----------
Total Other Financial Investment Activities            25,909
                                                  -----------

----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--0.4%
----------------------------------------------------------------
Actuant, Cl A                            71,080         3,966
                                                  -----------
Total Other General Purpose Machinery
Manufacturing                                           3,966
                                                  -----------

----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.9%
----------------------------------------------------------------
Coach*                                  577,060        19,239
                                                  -----------
Total Other Leather & Allied Product Manufacturing     19,239
                                                  -----------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.8%
----------------------------------------------------------------
Scientific Games, Cl A*                 311,600         8,500
                                                  -----------
Total Other Miscellaneous Manufacturing                 8,500
                                                  -----------

----------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--1.1%
----------------------------------------------------------------
Sunoco #                                148,490        11,639
                                                  -----------
Total Petroleum & Coal Products Manufacturing          11,639
                                                  -----------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--6.6%
----------------------------------------------------------------
Allergan #                              134,140        14,482
Barr Pharmaceuticals*                   175,880        10,955
Cephalon*                                84,850         5,493

                                                       Value
                                          Shares       (000)
-----------------------------------------------------------------
Dade Behring Holdings                   252,260   $    10,315
Medimmune*                              270,560         9,475
Sepracor* #                              93,290         4,814
Shire ADR*                              208,782         8,099
United Therapeutics*                     63,900         4,417
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing          68,050
                                                  -----------

----------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.0%
----------------------------------------------------------------
Sirius Satellite Radio* #             2,319,920        15,543
XM Satellite Radio Holdings, Cl A*      173,412         4,731
                                                  -----------
Total Radio & Television Broadcasting                  20,274
                                                  -----------

----------------------------------------------------------------
RAIL TRANSPORTATION--0.7%
----------------------------------------------------------------
Norfolk Southern                        149,990         6,724
                                                  -----------
Total Rail Transportation                               6,724
                                                  -----------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.0%
----------------------------------------------------------------
Biogen Idec*                            173,114         7,847
Celgene*                                144,927         9,391
Pharmaceutical Product Development*      82,590         5,117
Protein Design Labs*                    287,220         8,163
                                                  -----------
Total Scientific R&D Services                          30,518
                                                  -----------

----------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--1.8%
----------------------------------------------------------------
Chicago Mercantile
   Exchange Holdings #                   34,780        12,781
Nasdaq Stock Market* #                  160,060         5,631
                                                  -----------
Total Securities & Commodity Exchanges                 18,412
                                                  -----------

----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--2.3%
----------------------------------------------------------------
Ameritrade Holding*                     457,349        10,976
Legg Mason                              108,070        12,935
                                                  -----------
Total Security & Commodity Contracts
   Intermediation & Brokerage                          23,911
                                                  -----------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--9.5%
----------------------------------------------------------------
Advanced Micro Devices*                 612,120        18,731
ASML Holding, NY Shares* #              458,050         9,198
ATI Technologies*                       341,740         5,806
Broadcom, Cl A*                         484,760        22,856
JDS Uniphase*                         4,081,800         9,633
Micron Technology*                      819,800        10,912

================================================================================
SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2005 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Silicon Laboratories* #                 296,870   $    10,883
Sirf Technology Holdings* #             180,379         5,375
Trident Microsystems*                   228,810         4,119
                                                  -----------
Total Semiconductor & Other Electronic
   Component Manufacturing                             97,513
                                                  -----------

----------------------------------------------------------------
SHIP & BOAT BUILDING--0.7%
----------------------------------------------------------------
McDermott International*                151,280         6,749
                                                  -----------
Total Ship & Boat Building                              6,749
                                                  -----------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--3.7%
----------------------------------------------------------------
Akamai Technologies* #                  519,635        10,356
F5 Networks*                            243,637        13,934
Openwave Systems* #                     377,600         6,597
Red Hat*                                130,880         3,565
Salesforce.com* #                        99,500         3,189
                                                  -----------
Total Software Publishers                              37,641
                                                  -----------

----------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL INSTRUMENT STORES--0.5%
----------------------------------------------------------------
GameStop, Cl A* #                       172,250         5,481
                                                  -----------
Total Sporting Goods/Hobby/Musical
   Instrument Stores                                    5,481
                                                  -----------

----------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.8%
----------------------------------------------------------------
Allegheny Technologies                  236,270         8,525
                                                  -----------
Total Steel Product Manufacturing
   from Purchased Steel                                 8,525
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATIONS--2.4%
----------------------------------------------------------------
Crown Castle International*             235,810         6,346
NII Holdings*                           418,920        18,298
                                                  -----------
Total Telecommunications                               24,644
                                                  -----------

----------------------------------------------------------------
TRAVELER ACCOMMODATION--2.4%
----------------------------------------------------------------
Starwood Hotels & Resorts Worldwide     237,600        15,173
Station Casinos                         134,500         9,119
                                                  -----------
Total Traveler Accommodation                           24,292
                                                  -----------

----------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $791,309)                                    995,046

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--15.4%
----------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)            158,182,773   $   158,183
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
   FOR LOANED SECURITIES                          -----------
   (COST $158,183)                                    158,183

----------------------------------------------------------------
CASH EQUIVALENT--2.4%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 4.21%**     24,620,847        24,621

----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $24,621)                                       24,621

TOTAL INVESTMENTS--115.0%
  (COST $974,113)+                                  1,177,850
                                                  -----------

OTHER ASSETS AND LIABILITIES, NET--(15.0)%           (153,759)
                                                  -----------

NET ASSETS--100.0%                                $ 1,024,091
                                                  ===========

*    Non-income producing security
**   Rate shown is the 7-day yield as of December 31, 2005.
# Security fully or partially on loan at December 31, 2005. The total value of securities on loan at December 31, 2005, was $148,266,800.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class
NY -- New York

+ At December 31, 2005, the tax basis cost of the Fund's investments was $974,305, and the unrealized appreciation and depreciation were $213,194 and $(9,649), respectively.***

***  These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--99.5%

----------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/PAYROLL SERVICES--1.0%
----------------------------------------------------------------
Jackson Hewitt Tax Service               93,860   $     2,601
                                                  -----------
Total Accounting/Tax
Preparation/Bookkeeping/Payroll Services                2,601
                                                  -----------

----------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--1.0%
----------------------------------------------------------------
Euronet Worldwide* #                     51,300         1,426
Heartland Payment Systems* #             54,930         1,190
                                                  -----------
Total Activities Related to Credit Intermediation       2,616
                                                  -----------

----------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--0.7%
----------------------------------------------------------------
Jones Lang LaSalle* #                    38,189         1,923
                                                  -----------
Total Activities Related to Real Estate                 1,923
                                                  -----------

----------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.7%
----------------------------------------------------------------
aQuantive* #                             76,290         1,926
                                                  -----------
Total Advertising & Related Services                    1,926
                                                  -----------

----------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--0.6%
----------------------------------------------------------------
Hexcel*                                  84,650         1,528
                                                  -----------
Total Aerospace Product & Parts Manufacturing           1,528
                                                  -----------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--2.2%
----------------------------------------------------------------
Astec Industries*                        44,450         1,452
Bucyrus International, Cl A #            41,410         2,182
Oil States International*                62,390         1,977
                                                  -----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                              5,611
                                                  -----------

----------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION & PROCESSING--0.6%
----------------------------------------------------------------
Aleris International*                    49,350         1,591
                                                  -----------
Total Alumina & Aluminum Production & Processing        1,591
                                                  -----------

----------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--0.5%
----------------------------------------------------------------
Washington Group International* #        25,860         1,370
                                                  -----------
Total Architectural, Engineering & Related
Services                                                1,370
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--0.4%
----------------------------------------------------------------
Directed Electronics*                    75,100   $     1,078
                                                  -----------
Total Audio & Video Equipment Manufacturing             1,078
                                                  -----------

----------------------------------------------------------------
BEVERAGE MANUFACTURING--1.0%
----------------------------------------------------------------
Hansen Natural* #                        31,430         2,477
                                                  -----------
Total Beverage Manufacturing                            2,477
                                                  -----------

----------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--1.0%
----------------------------------------------------------------
Eagle Materials #                        20,770         2,541
                                                  -----------
Total Cement & Concrete Product Manufacturing           2,541
                                                  -----------

----------------------------------------------------------------
CLAY PRODUCT & REFRACTORY MANUFACTURING--0.6%
----------------------------------------------------------------
Ceradyne*                                34,470         1,510
                                                  -----------
Total Clay Product & Refractory Manufacturing           1,510
                                                  -----------

----------------------------------------------------------------
CLOTHING STORES--2.9%
----------------------------------------------------------------
Carter's* #                              31,250         1,839
Dress Barn*                              36,520         1,410
Gymboree*                               116,600         2,729
Pacific Sunwear of California*           58,630         1,461
                                                  -----------
Total Clothing Stores                                   7,439
                                                  -----------

----------------------------------------------------------------
COAL MINING--0.7%
----------------------------------------------------------------
Foundation Coal Holdings                 47,060         1,788
                                                  -----------
Total Coal Mining                                       1,788
                                                  -----------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.5%
----------------------------------------------------------------
Powerwave Technologies*                 103,930         1,306
                                                  -----------
Total Communications Equipment Manufacturing            1,306
                                                  -----------

----------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--1.2%
----------------------------------------------------------------
Sunrise Senior Living* #                 95,850         3,231
                                                  -----------
Total Community Care Facilities for the Elderly         3,231
                                                  -----------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--2.1%
----------------------------------------------------------------
Electronics for Imaging*                 50,070         1,332
Integrated Device Technology*           157,650         2,078
Rackable Systems* #                      71,270         2,030
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                        5,440
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--5.2%
----------------------------------------------------------------
Digital Insight*                         61,510   $     1,970
Foundry Networks*                       201,670         2,785
Micros Systems*                          65,240         3,152
Redback Networks* #                     174,810         2,458
Witness Systems* #                      158,790         3,123
                                                  -----------
Total Computer Systems Design & Related Services       13,488
                                                  -----------

----------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.7%
----------------------------------------------------------------
Guess?* #                                51,100         1,819
                                                  -----------
Total Cut & Sew Apparel Manufacturing                   1,819
                                                  -----------

----------------------------------------------------------------
DATA PROCESSING SERVICES--1.3%
----------------------------------------------------------------
Global Cash Access*                      79,250         1,156
MoneyGram International                  84,600         2,207
                                                  -----------
Total Data Processing Services                          3,363
                                                  -----------

----------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--1.2%
----------------------------------------------------------------
American Commercial Lines*               37,320         1,130
Hornbeck Offshore Services*              59,570         1,948
                                                  -----------
Total Deep Sea, Coastal & Great Lakes
   Water Transportation                                 3,078
                                                  -----------

----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.5%
----------------------------------------------------------------
Boston Private Financial Holdings #      67,210         2,044
East West Bancorp                        75,962         2,772
Wintrust Financial #                     31,160         1,711
                                                  -----------
Total Depository Credit Intermediation                  6,527
                                                  -----------

----------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION--0.5%
----------------------------------------------------------------
El Paso Electric*                        61,200         1,288
                                                  -----------
Total Electric Power Generation,
   Transmission & Distribution                          1,288
                                                  -----------

----------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.3%
----------------------------------------------------------------
WESCO International* #                   78,130         3,338
                                                  -----------
Total Electrical Goods Wholesale                        3,338
                                                  -----------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.8%
----------------------------------------------------------------
Coldwater Creek* #                       64,554         1,971
                                                  -----------
Total Electronic Shopping & Mail-Order Houses           1,971
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
EMPLOYMENT SERVICES--1.8%
----------------------------------------------------------------
Administaff #                            33,130   $     1,393
Heidrick & Struggles International*      45,470         1,457
MPS Group*                              125,450         1,715
                                                  -----------
Total Employment Services                               4,565
                                                  -----------

----------------------------------------------------------------
FOOTWEAR MANUFACTURING--0.6%
----------------------------------------------------------------
Wolverine World Wide                     70,950         1,593
                                                  -----------
Total Footwear Manufacturing                            1,593
                                                  -----------

----------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.4%
----------------------------------------------------------------
McCormick & Schmick's
   Seafood Restaurants*                  60,990         1,379
Red Robin Gourmet Burgers* #             45,350         2,311
                                                  -----------
Total Full-Service Restaurants                          3,690
                                                  -----------

----------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.7%
----------------------------------------------------------------
Forward Air                              49,510         1,815
                                                  -----------
Total General Freight Trucking                          1,815
                                                  -----------

----------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.9%
----------------------------------------------------------------
American Healthways*                     54,000         2,443
                                                  -----------
Total General Medical & Surgical Hospitals              2,443
                                                  -----------

----------------------------------------------------------------
GROCERY STORES--0.6%
----------------------------------------------------------------
Casey's General Stores #                 61,590         1,527
                                                  -----------
Total Grocery Stores                                    1,527
                                                  -----------

----------------------------------------------------------------
HARDWARE, & PLUMBING & HEATING EQUIPMENT &
SUPPLIES WHOLESALE--1.1%
----------------------------------------------------------------
Watsco                                   45,870         2,743
                                                  -----------
Total Hardware, & Plumbing & Heating
   Equipment & Supplies Wholesale                       2,743
                                                  -----------

----------------------------------------------------------------
HOME HEALTH CARE SERVICES--1.3%
----------------------------------------------------------------
Intuitive Surgical* #                    28,550         3,348
                                                  -----------
Total Home Health Care Services                         3,348
                                                  -----------

----------------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION EQUIPMENT
   MANUFACTURING--1.2%
----------------------------------------------------------------
Lennox International                     66,730         1,882

================================================================================
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Manitowoc                                26,550   $     1,333
                                                  -----------
Total HVAC & Commercial Refrigeration
   Equipment Manufacturing                              3,215
                                                  -----------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.9%
----------------------------------------------------------------
Varian Semiconductor Equipment
   Associates*                           50,960         2,239
                                                  -----------
Total Industrial Machinery Manufacturing                2,239
                                                  -----------

----------------------------------------------------------------
INFORMATION SERVICES--4.1%
----------------------------------------------------------------
Blue Coat Systems*                       39,040         1,785
CNET Networks*                          132,370         1,944
Homestore*                              320,560         1,635
RightNow Technologies*                  117,320         2,166
Valueclick*                             169,060         3,062
                                                  -----------
Total Information Services                             10,592
                                                  -----------

----------------------------------------------------------------
INSURANCE CARRIERS--1.3%
----------------------------------------------------------------
Argonaut Group*                          51,774         1,697
WellCare Health Plans* #                 42,430         1,733
                                                  -----------
Total Insurance Carriers                                3,430
                                                  -----------

----------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--0.5%
----------------------------------------------------------------
Cogent*                                  56,567         1,283
                                                  -----------
Total Investigation & Security Services                 1,283
                                                  -----------

----------------------------------------------------------------
LAWN & GARDEN EQUIPMENT & SUPPLIES STORES--0.5%
----------------------------------------------------------------
Tractor Supply*                          24,080         1,275
                                                  -----------
Total Lawn & Garden Equipment & Supplies Stores         1,275
                                                  -----------

----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.7%
----------------------------------------------------------------
California Pizza Kitchen*                57,471         1,837
                                                  -----------
Total Limited-Service Eating Places                     1,837
                                                  -----------

----------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--2.3%
----------------------------------------------------------------
FTI Consulting* #                        73,460         2,016
Pacer International* #                   63,410         1,652
Resources Connection*                    86,820         2,263
                                                  -----------
Total Management, Scientific & Technical
   Consulting Services                                  5,931
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--1.7%
----------------------------------------------------------------
Kyphon* #                                48,220   $     1,969
Sybron Dental Specialties*               64,000         2,548
                                                  -----------
Total Medical Equipment & Supplies Manufacturing        4,517
                                                  -----------

----------------------------------------------------------------
METAL ORE MINING--0.7%
----------------------------------------------------------------
Cleveland-Cliffs #                       20,640         1,828
                                                  -----------
Total Metal Ore Mining                                  1,828
                                                  -----------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.2%
----------------------------------------------------------------
Basic Energy Services*                   50,430         1,006
RPC #                                    59,250         1,561
Superior Energy Services*                77,070         1,622
Todco, Cl A #                            42,840         1,630
                                                  -----------
Total Mining Support Activities                         5,819
                                                  -----------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--1.7%
----------------------------------------------------------------
Cognex                                   51,050         1,536
Energy Conversion Devices* #             33,570         1,368
Itron*                                   36,950         1,480
                                                  -----------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                            4,384
                                                  -----------

----------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.8%
----------------------------------------------------------------
Titanium Metals*                         34,310         2,170
                                                  -----------
Total Nonferrous Production & Processing                2,170
                                                  -----------

----------------------------------------------------------------
OIL & GAS EXTRACTION--2.6%
----------------------------------------------------------------
Cheniere Energy*                         41,920         1,560
Parallel Petroleum*                     110,090         1,873
St. Mary Land & Exploration              50,350         1,853
Warren Resources*                        99,350         1,572
                                                  -----------
Total Oil & Gas Extraction                              6,858
                                                  -----------

----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.5%
----------------------------------------------------------------
Calamos Asset Management, Cl A           44,240         1,391
                                                  -----------
Total Other Financial Investment Activities             1,391
                                                  -----------

----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--2.0%
----------------------------------------------------------------
Gardner Denver*                          27,140         1,338

================================================================================
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
JLG Industries #                         82,040   $     3,746
                                                  -----------
Total Other General Purpose Machinery
Manufacturing                                           5,084
                                                  -----------

----------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.5%
----------------------------------------------------------------
Kilroy Realty                            25,320         1,567
Sunstone Hotel Investors                 90,230         2,398
                                                  -----------
Total Other Investment Pools & Funds                    3,965
                                                  -----------

----------------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/TECHNICAL SERVICE--0.8%
----------------------------------------------------------------
VCA Antech*                              77,010         2,172
                                                  -----------
Total Other Professional/Scientific/Technical
   Service                                              2,172
                                                  -----------

----------------------------------------------------------------
OUTPATIENT CARE CENTERS--4.4%
----------------------------------------------------------------
LCA-Vision #                             60,570         2,878
Psychiatric Solutions* #                 69,800         4,100
Sierra Health Services*                  56,440         4,513
                                                  -----------
Total Outpatient Care Centers                          11,491
                                                  -----------

----------------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--0.7%
----------------------------------------------------------------
VistaPrint*                              85,440         1,944
                                                  -----------
Total Paper & Paper Product Wholesale                   1,944
                                                  -----------

----------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--0.8%
----------------------------------------------------------------
Frontier Oil                             52,160         1,958
                                                  -----------
Total Petroleum & Coal Products Manufacturing           1,958
                                                  -----------

----------------------------------------------------------------
PETROLEUM & PETROLEUM PRODUCTS WHOLESALE--0.7%
----------------------------------------------------------------
World Fuel Services #                    56,980         1,921
                                                  -----------
Total Petroleum & Petroleum Products Wholesale          1,921
                                                  -----------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--6.9%
----------------------------------------------------------------
Adams Respiratory Therapeutics*          47,460         1,930
Amylin Pharmaceuticals*                  67,500         2,695
Cubist Pharmaceuticals*                  92,150         1,958
Myogen*                                  82,110         2,476
New River Pharmaceuticals* #             44,883         2,329
United Therapeutics*                     48,000         3,318
Vertex Pharmaceuticals*                  51,620         1,428
Viropharma* #                           100,550         1,865
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing          17,999
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--0.8%
----------------------------------------------------------------
Chemed                                   39,160   $     1,945
                                                  -----------
Total Plumbing, Heating & AC Contractor                 1,945
                                                  -----------

----------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
SUPPLY WHOLESALE--0.2%
----------------------------------------------------------------
Neoware Systems*                         17,790           414
                                                  -----------
Total Professional & Commercial
   Equipment & Supply Wholesale                           414
                                                  -----------

----------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--0.7%
----------------------------------------------------------------
Wabtec                                   66,530         1,790
                                                  -----------
Total Railroad Rolling Stock Manufacturing              1,790
                                                  -----------

----------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.1%
----------------------------------------------------------------
Continental Airlines, Cl B* #           129,800         2,765
                                                  -----------
Total Scheduled Air Transportation                      2,765
                                                  -----------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.6%
----------------------------------------------------------------
CV Therapeutics* #                       65,330         1,616
                                                  -----------
Total Scientific R&D Services                           1,616
                                                  -----------

----------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--0.7%
----------------------------------------------------------------
IntercontinentalExchange*                 9,680           352
Nasdaq Stock Market*                     41,130         1,447
                                                  -----------
Total Securities & Commodity Exchanges                  1,799
                                                  -----------

----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--1.5%
----------------------------------------------------------------
Greenhill #                              23,370         1,312
Investment Technology Group*             69,430         2,461
                                                  -----------
Total Security & Commodity Contracts
   Intermediation & Brokerage                           3,773
                                                  -----------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--5.5%
----------------------------------------------------------------
ATMI*                                    45,749         1,280
Microsemi* #                             80,800         2,235
ON Semiconductor*                       224,830         1,243
Semtech*                                101,710         1,857
Silicon Laboratories*                    57,020         2,090
Sirf Technology Holdings* #              88,200         2,629

================================================================================
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Trident Microsystems* #                 157,710   $     2,839
                                                  -----------
Total Semiconductor & Other Electronic Component
   Manufacturing                                       14,173
                                                  -----------

----------------------------------------------------------------
SHOE STORES--1.0%
----------------------------------------------------------------
Genesco* #                               67,200         2,607
                                                  -----------
Total Shoe Stores                                       2,607
                                                  -----------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--3.3%
----------------------------------------------------------------
Advent Software* #                       43,100         1,246
Ansys*                                   29,860         1,275
F5 Networks*                             61,290         3,505
Openwave Systems* #                     149,020         2,603
                                                  -----------
Total Software Publishers                               8,629
                                                  -----------

----------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL INSTRUMENT STORES--1.5%
----------------------------------------------------------------
GameStop, Cl A* #                        59,750         1,901
Hibbett Sporting Goods*                  71,955         2,049
                                                  -----------
Total Sporting Goods/Hobby/Musical
   Instrument Stores                                    3,950
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATIONS--3.5%
----------------------------------------------------------------
Adtran                                   75,858         2,256
Brightpoint*                             84,570         2,345
Intrado*                                 51,530         1,186
SBA Communications, Cl A*               191,220         3,423
                                                  -----------
Total Telecommunications                                9,210
                                                  -----------

----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $205,120)                                     258,546

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--19.2%
----------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)             49,779,160        49,779
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
   FOR LOANED SECURITIES                          -----------
  (COST $49,779)                                       49,779
----------------------------------------------------------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
CASH EQUIVALENT--1.6%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 4.21%**      4,281,827   $     4,282
-----------------------------------------------   -----------
TOTAL CASH EQUIVALENT                             -----------
  (COST $4,282)                                         4,282
----------------------------------------------------------------

TOTAL INVESTMENTS--120.3%
  (COST $259,181)+                                    312,607
                                                  -----------

OTHER ASSETS AND LIABILITIES, NET--(20.3)%            (52,712)
                                                  -----------

NET ASSETS--100.0%                                $   259,895
                                                  ===========

*    Non-income producing security
**   Rate shown is the 7-day yield as of December 31, 2005.
# Security fully or partially on loan at December 31, 2005. The total value of securities on loan at December 31, 2005, was $47,711,225.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl   -- Class

+ At December 31, 2005, the tax basis cost of the Fund's investments was $259,466, and the unrealized appreciation and depreciation were $56,251 and $(3,110), respectively.***

***  These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================
SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--90.2%
----------------------------------------------------------------

----------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--0.5%
----------------------------------------------------------------
Heico #                                 109,420   $     2,832
                                                  -----------
Total Aerospace Product & Parts Manufacturing           2,832
                                                  -----------

----------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--0.4%
----------------------------------------------------------------
HealthExtras*                            90,439         2,270
                                                  -----------
Total Agencies & Other Insurance Related
   Activities                                           2,270
                                                  -----------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--2.9%
----------------------------------------------------------------
Bucyrus International, Cl A #           202,930        10,694
Lufkin Industries #                      92,490         4,613
                                                  -----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                             15,307
                                                  -----------

----------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--1.5%
----------------------------------------------------------------
Drew Industries* #                       90,840         2,561
RTI International Metals*               143,970         5,463
                                                  -----------
Total Architectural & Structural Metals
Manufacturing                                           8,024
                                                  -----------

----------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--1.2%
----------------------------------------------------------------
ENGlobal* #                             258,880         2,180
MTC Technologies* #                     151,090         4,137
                                                  -----------
Total Architectural, Engineering & Related
   Services                                             6,317
                                                  -----------

----------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--0.7%
----------------------------------------------------------------
MarineMax*                              115,590         3,649
                                                  -----------
Total Automotive Parts, Accessories & Tire Stores       3,649
                                                  -----------

----------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.5%
----------------------------------------------------------------
Tetra Technologies* #                   262,525         8,012
                                                  -----------
Total Basic Chemical Manufacturing                      8,012
                                                  -----------

----------------------------------------------------------------
BEER/WINE/DISTILLED ALCOHOLIC BEVERAGE WHOLESALE--0.8%
----------------------------------------------------------------
Central European Distribution* #        101,380         4,069
                                                  -----------
Total Beer/Wine/Distilled Alcoholic
   Beverage Wholesale                                   4,069
                                                  -----------

----------------------------------------------------------------
BEVERAGE MANUFACTURING--2.6%
----------------------------------------------------------------
Boston Beer, Cl A*                       50,304         1,258

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Hansen Natural* #                       155,100   $    12,223
                                                  -----------
Total Beverage Manufacturing                           13,481
                                                  -----------

----------------------------------------------------------------
CLOTHING STORES--1.7%
----------------------------------------------------------------
Dress Barn*                             149,400         5,768
Eddie Bauer Holdings*                    69,470         1,041
JOS A Bank Clothiers* #                  47,538         2,064
                                                  -----------
Total Clothing Stores                                   8,873
                                                  -----------

----------------------------------------------------------------
COAL MINING--1.2%
----------------------------------------------------------------
James River Coal* #                     170,570         6,516
                                                  -----------
Total Coal Mining                                       6,516
                                                  -----------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.2%
----------------------------------------------------------------
CalAmp*                                 171,050         1,794
Comtech Telecommunications* #           152,775         4,666
                                                  -----------
Total Communications Equipment Manufacturing            6,460
                                                  -----------

----------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--0.5%
----------------------------------------------------------------
American Retirement*                     97,260         2,444
                                                  -----------
Total Community Care Facilities for the Elderly         2,444
                                                  -----------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--0.7%
----------------------------------------------------------------
Metrologic Instruments* #               197,780         3,809
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                        3,809
                                                  -----------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--4.4%
----------------------------------------------------------------
Covansys*                               294,620         4,010
Kanbay International* #                 157,253         2,499
Optimal Group, Cl A*                    213,520         4,326
Perficient* #                           220,410         1,964
Quality Systems #                        87,840         6,742
Sapient* #                              558,540         3,178
                                                  -----------
Total Computer Systems Design & Related Services       22,719
                                                  -----------

----------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.7%
----------------------------------------------------------------
Volcom*                                 109,370         3,720
                                                  -----------
Total Cut & Sew Apparel Manufacturing                   3,720
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
December 31, 2005 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--0.5%
----------------------------------------------------------------
Lifetime Brands #                       120,220   $     2,485
                                                  -----------
Total Cutlery & Handtool Manufacturing                  2,485
                                                  -----------

----------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--0.8%
----------------------------------------------------------------
Hornbeck Offshore Services* #           123,690         4,045
                                                  -----------
Total Deep Sea, Coastal & Great Lakes
   Water Transportation                                 4,045
                                                  -----------

----------------------------------------------------------------
DEPARTMENT STORES--0.6%
----------------------------------------------------------------
Citi Trends* #                           74,140         3,165
                                                  -----------
Total Department Stores                                 3,165
                                                  -----------

----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.7%
----------------------------------------------------------------
Boston Private Financial Holdings #     134,090         4,079
FirstFed Financial* #                    67,230         3,665
Hanmi Financial                         168,920         3,017
IBERIABANK #                             40,490         2,066
PFF Bancorp #                           151,732         4,631
Preferred Bank* #                        46,030         2,048
                                                  -----------
Total Depository Credit Intermediation                 19,506
                                                  -----------

----------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT
MANUFACTURING--0.3%
----------------------------------------------------------------
EnPro Industries* #                      60,340         1,626
                                                  -----------
Total Engine, Turbine & Power Transmission
   Equipment Manufacturing                              1,626
                                                  -----------

----------------------------------------------------------------
FOOTWEAR MANUFACTURING--0.8%
----------------------------------------------------------------
Skechers U.S.A.* #                      162,070         2,483
Stride Rite #                           134,780         1,827
                                                  -----------
Total Footwear Manufacturing                            4,310
                                                  -----------

----------------------------------------------------------------
FORGING & STAMPING--0.6%
----------------------------------------------------------------
Ladish*                                 148,630         3,322
                                                  -----------
Total Forging & Stamping                                3,322
                                                  -----------

----------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.4%
----------------------------------------------------------------
Universal Truckload Services*            94,180         2,166
                                                  -----------
Total General Freight Trucking                          2,166
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
HOME HEALTH CARE SERVICES--1.8%
----------------------------------------------------------------
Amedisys* #                             123,067   $     5,198
Intuitive Surgical* #                    34,739         4,074
                                                  -----------
Total Home Health Care Services                         9,272
                                                  -----------

----------------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--1.1%
----------------------------------------------------------------
Middleby* #                              65,590         5,674
                                                  -----------
Total Household Appliance Manufacturing                 5,674
                                                  -----------

----------------------------------------------------------------
INFORMATION SERVICES--1.1%
----------------------------------------------------------------
Blue Coat Systems* #                    121,780         5,568
                                                  -----------
Total Information Services                              5,568
                                                  -----------

----------------------------------------------------------------
INSURANCE CARRIERS--1.6%
----------------------------------------------------------------
American Physicians Capital* #           38,740         1,774
United Fire & Casualty #                 48,810         1,973
WellCare Health Plans* #                112,190         4,583
                                                  -----------
Total Insurance Carriers                                8,330
                                                  -----------

----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.7%
----------------------------------------------------------------
California Pizza Kitchen* #             117,820         3,767
                                                  -----------
Total Limited-Service Eating Places                     3,767
                                                  -----------

----------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--4.1%
----------------------------------------------------------------
CRA International* #                    131,080         6,251
HUB Group, Cl A* #                      162,522         5,745
Huron Consulting Group #                 98,087         2,353
Navigant Consulting* #                  326,990         7,188
                                                  -----------
Total Management, Scientific & Technical
   Consulting Services                                 21,537
                                                  -----------

----------------------------------------------------------------
MANUFACTURING & REPRODUCING MAGNETIC & OPTICAL MEDIA--0.4%
----------------------------------------------------------------
Vocus* #                                183,358         1,911
                                                  -----------
Total Manufacturing & Reproducing Magnetic &
   Optical Media                                        1,911
                                                  -----------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--0.5%
----------------------------------------------------------------
Arthrocare* #                            62,610         2,638
                                                  -----------
Total Medical Equipment & Supplies Manufacturing        2,638
                                                  -----------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.3%
----------------------------------------------------------------
Oceaneering International*              110,200         5,486

================================================================================
SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
December 31, 2005 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Pioneer Drilling* #                     118,100   $     2,117
W-H Energy Services* #                  136,020         4,500
                                                  -----------
Total Mining Support Activities                        12,103
                                                  -----------

----------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--1.6%
----------------------------------------------------------------
Central Garden and Pet*                 180,180         8,277
                                                  -----------
Total Miscellaneous Nondurable Goods Wholesale          8,277
                                                  -----------

----------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.7%
----------------------------------------------------------------
ESCO Technologies*                      203,290         9,044
                                                  -----------
Total Motor Vehicle Parts Manufacturing                 9,044
                                                  -----------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--4.7%
----------------------------------------------------------------
American Science & Engineering* #        70,255         4,382
Credence Systems* #                     189,660         1,320
EDO #                                   141,350         3,825
Hologic*                                198,680         7,534
Itron* #                                180,660         7,233
                                                  -----------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                           24,294
                                                  -----------

----------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.5%
----------------------------------------------------------------
Intermagnetics General* #                86,550         2,761
                                                  -----------
Total Nonferrous Production & Processing                2,761
                                                  -----------

----------------------------------------------------------------
OFFICES OF PHYSICIANS--2.2%
----------------------------------------------------------------
Horizon Health* #                       290,740         6,579
Symbion* #                              207,847         4,781
                                                  -----------
Total Offices of Physicians                            11,360
                                                  -----------

----------------------------------------------------------------
OIL & GAS EXTRACTION--5.5%
----------------------------------------------------------------
Carrizo Oil & Gas* #                     77,500         1,915
Comstock Resources* #                   197,430         6,024
Energy Partners* #                      220,300         4,800
GMX Resources* #                         80,960         2,915
KCS Energy*                             271,590         6,578
Parallel Petroleum*                      71,198         1,211
Penn Virginia #                          87,900         5,045
                                                  -----------
Total Oil & Gas Extraction                             28,488
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--0.8%
----------------------------------------------------------------
Distributed Energy Systems* #           307,120   $     2,322
Evergreen Solar* #                      160,470         1,709
                                                  -----------
Total Other Electrical Equipment & Component
   Manufacturing                                        4,031
                                                  -----------

----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--2.1%
----------------------------------------------------------------
Cascade #                                46,140         2,165
JLG Industries #                        192,690         8,798
                                                  -----------
Total Other General Purpose Machinery
   Manufacturing                                       10,963
                                                  -----------

----------------------------------------------------------------
OTHER HEAVY CONSTRUCTION--1.6%
----------------------------------------------------------------
Foster Wheeler* #                       226,820         8,342
                                                  -----------
Total Other Heavy Construction                          8,342
                                                  -----------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.3%
----------------------------------------------------------------
Shuffle Master* #                        72,075         1,812
                                                  -----------
Total Other Miscellaneous Manufacturing                 1,812
                                                  -----------

----------------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--0.5%
----------------------------------------------------------------
Champion Enterprises* #                 183,420         2,498
                                                  -----------
Total Other Wood Product Manufacturing                  2,498
                                                  -----------

----------------------------------------------------------------
OUTPATIENT CARE CENTERS--0.7%
----------------------------------------------------------------
LCA-Vision #                             80,460         3,823
                                                  -----------
Total Outpatient Care Centers                           3,823
                                                  -----------

----------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--0.7%
----------------------------------------------------------------
Giant Industries* #                      73,140         3,800
                                                  -----------
Total Petroleum & Coal Products Manufacturing           3,800
                                                  -----------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--6.2%
----------------------------------------------------------------
Conor Medsystems*                       164,220         3,178
First Horizon Pharmaceutical* #         148,813         2,567
Meridian Bioscience                      89,560         1,804
Myogen*                                 324,990         9,802
Penwest Pharmaceuticals* #              171,050         3,339
United Therapeutics*                    170,510        11,785
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing          32,475
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
December 31, 2005 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--1.5%
----------------------------------------------------------------
Chemed #                                153,660   $     7,634
                                                  -----------
Total Plumbing, Heating & AC Contractor                 7,634
                                                  -----------

----------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
SUPPLY WHOLESALE--0.7%
----------------------------------------------------------------
Neoware Systems* #                      148,317         3,456
                                                  -----------
Total Professional & Commercial
   Equipment & Supply Wholesale                         3,456
                                                  -----------

----------------------------------------------------------------
RAIL TRANSPORTATION--1.5%
----------------------------------------------------------------
Genesee & Wyoming, Cl A* #              202,877         7,618
                                                  -----------
Total Rail Transportation                               7,618
                                                  -----------

----------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.0%
----------------------------------------------------------------
Copa Holdings, Cl A* #                  185,940         5,076
                                                  -----------
Total Scheduled Air Transportation                      5,076
                                                  -----------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.8%
----------------------------------------------------------------
Encysive Pharmaceuticals*               541,405         4,272
                                                  -----------
Total Scientific R&D Services                           4,272
                                                  -----------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--2.2%
----------------------------------------------------------------
Aeroflex* #                             369,980         3,978
Diodes* #                                96,045         2,982
Genesis Microchip* #                    248,320         4,492
                                                  -----------
Total Semiconductor & Other Electronic
   Component Manufacturing                             11,452
                                                  -----------

----------------------------------------------------------------
SHOE STORES--1.6%
----------------------------------------------------------------
Genesco* #                              214,390         8,316
                                                  -----------
Total Shoe Stores                                       8,316
                                                  -----------

----------------------------------------------------------------
SOCIAL ASSISTANCE--0.8%
----------------------------------------------------------------
Providence Service* #                   148,236         4,268
                                                  -----------
Total Social Assistance                                 4,268
                                                  -----------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--2.2%
----------------------------------------------------------------
Ansys* #                                117,540         5,018
Progress Software* #                     91,980         2,610

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Vasco Data Security International* #    367,660   $     3,625
                                                  -----------
Total Software Publishers                              11,253
                                                  -----------

----------------------------------------------------------------
SPECIALTY FOOD STORES--0.6%
----------------------------------------------------------------
Wild Oats Markets* #                    243,281         2,939
                                                  -----------
Total Specialty Food Stores                             2,939
                                                  -----------

----------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL INSTRUMENT STORES--0.5%
----------------------------------------------------------------
Hibbett Sporting Goods* #                96,635         2,752
                                                  -----------
Total Sporting Goods/Hobby/Musical
   Instrument Stores                                    2,752
                                                  -----------

----------------------------------------------------------------
SPRING & WIRE PRODUCT MANUFACTURING--0.7%
----------------------------------------------------------------
Barnes Group #                          103,300         3,409
                                                  -----------
Total Spring & Wire Product Manufacturing               3,409
                                                  -----------

----------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--2.0%
----------------------------------------------------------------
NS Group*                               250,090        10,456
                                                  -----------
Total Steel Product Manufacturing
   from Purchased Steel                                10,456
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATIONS--0.6%
----------------------------------------------------------------
Dobson Communications, Cl A*            424,120         3,181
                                                  -----------
Total Telecommunications                                3,181
                                                  -----------

----------------------------------------------------------------
WASTE COLLECTION--0.4%
----------------------------------------------------------------
Clean Harbors* #                         76,760         2,211
                                                  -----------
Total Waste Collection                                  2,211
                                                  -----------

----------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
----------------------------------------------------------------
Artesian Resources, Cl A                 35,057         1,038
                                                  -----------
Total Water, Sewage & Other Systems                     1,038
                                                  -----------

----------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $336,213)                                    471,226
----------------------------------------------------------------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
December 31, 2005 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--41.0%
----------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)            213,833,878   $   213,834
---------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
   FOR LOANED SECURITIES                          -----------
   (COST $213,834)                                    213,834

----------------------------------------------------------------
CASH EQUIVALENT--9.8%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 4.21%**     50,932,675        50,933
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
   (COST $50,933)                                      50,933
----------------------------------------------------------------

TOTAL INVESTMENTS--141.0%
   (COST $600,980)+                                   735,993
                                                  -----------

OTHER ASSETS AND LIABILITIES, NET--(41.0)%           (213,866)
                                                  -----------

NET ASSETS--100.0%                                $   522,127
                                                  ===========

*    Non-income producing security
**   Rate shown is the 7-day yield as of December 31, 2005.
# Security fully or partially on loan at December 31, 2005. The total value of securities on loan at December 31, 2005, was $204,259,462.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. Cl -- Class

+ At December 31, 2005, the tax basis cost of the Fund's investments was $601,898, and the unrealized appreciation and depreciation were $142,693 and $(8,598), respectively.***

***  These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2005 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--96.2%
----------------------------------------------------------------

----------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--0.8%
----------------------------------------------------------------
Euronet Worldwide* #                     19,110   $       531
                                                  -----------
Total Activities Related to Credit Intermediation         531
                                                  -----------

----------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--0.7%
----------------------------------------------------------------
Hexcel*                                  27,820           502
                                                  -----------
Total Aerospace Product & Parts Manufacturing             502
                                                  -----------

----------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--0.5%
----------------------------------------------------------------
HealthExtras*                            14,960           376
                                                  -----------
Total Agencies & Other Insurance Related
   Activities                                             376
                                                  -----------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--4.9%
----------------------------------------------------------------
Bucyrus International, Cl A              15,870           836
Hydril*                                  13,060           818
Lone Star Technologies*                  15,493           800
Oil States International*                28,400           900
                                                  -----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                              3,354
                                                  -----------

----------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION & PROCESSING--0.7%
----------------------------------------------------------------
Aleris International*                    15,580           502
                                                  -----------
Total Alumina & Aluminum Production & Processing          502
                                                  -----------

----------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--1.0%
----------------------------------------------------------------
Griffon*                                 28,810           686
                                                  -----------
Total Architectural & Structural Metals
   Manufacturing                                          686
                                                  -----------

----------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--1.3%
----------------------------------------------------------------
Washington Group International*          16,465           872
                                                  -----------
Total Architectural, Engineering & Related
   Services                                               872
                                                  -----------

----------------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--1.0%
----------------------------------------------------------------
PHH*                                     25,500           715
                                                  -----------
Total Automotive Equipment Rental & Leasing               715
                                                  -----------

----------------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--1.1%
----------------------------------------------------------------
Flowers Foods                            26,270           724
                                                  -----------
Total Bakeries & Tortilla Manufacturing                   724
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
CLOTHING STORES--0.9%
----------------------------------------------------------------
Too*                                     22,530   $       636
                                                  -----------
Total Clothing Stores                                     636
                                                  -----------

----------------------------------------------------------------
COAL MINING--1.3%
----------------------------------------------------------------
Foundation Coal Holdings #               22,540           857
                                                  -----------
Total Coal Mining                                         857
                                                  -----------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--1.7%
----------------------------------------------------------------
Advanced Digital Information*            50,420           494
Electronics for Imaging*                 24,540           653
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                        1,147
                                                  -----------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--3.3%
----------------------------------------------------------------
Digital Insight*                         21,110           676
Foundry Networks*                        34,870           482
Intergraph*                              13,766           686
SafeNet* #                               13,330           429
                                                  -----------
Total Computer Systems Design & Related Services        2,273
                                                  -----------

----------------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--0.8%
----------------------------------------------------------------
Playtex Products*                        39,950           546
                                                  -----------
Total Converted Paper Product Manufacturing               546
                                                  -----------

----------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.7%
----------------------------------------------------------------
Guess?*                                  13,580           483
                                                  -----------
Total Cut & Sew Apparel Manufacturing                     483
                                                  -----------

----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.7%
----------------------------------------------------------------
Hanmi Financial                          16,940           302
Provident Bankshares                     15,690           530
Wintrust Financial                        6,340           348
                                                  -----------
Total Depository Credit Intermediation                  1,180
                                                  -----------

----------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION--1.9%
----------------------------------------------------------------
Allete                                   15,090           664
El Paso Electric*                        30,250           636
                                                  -----------
Total Electric Power Generation,
   Transmission & Distribution                          1,300
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2005 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.6%
----------------------------------------------------------------
Arris Group*                             32,920   $       312
WESCO International*                     18,900           807
                                                  -----------
Total Electrical Goods Wholesale                        1,119
                                                  -----------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.8%
----------------------------------------------------------------
PolyMedica                               16,600           556
                                                  -----------
Total Electronic Shopping & Mail-Order Houses             556
                                                  -----------

----------------------------------------------------------------
FOOTWEAR MANUFACTURING--0.9%
----------------------------------------------------------------
DSW, Cl A* #                             22,390           587
                                                  -----------
Total Footwear Manufacturing                              587
                                                  -----------

----------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.1%
----------------------------------------------------------------
Red Robin Gourmet Burgers*               14,790           754
                                                  -----------
Total Full-Service Restaurants                            754
                                                  -----------

----------------------------------------------------------------
GROCERY STORES--1.2%
----------------------------------------------------------------
Pantry*                                  16,790           789
                                                  -----------
Total Grocery Stores                                      789
                                                  -----------

----------------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION EQUIPMENT
   MANUFACTURING--1.0%
----------------------------------------------------------------
Manitowoc                                13,530           680
                                                  -----------
Total HVAC & Commercial Refrigeration
   Equipment Manufacturing                                680
                                                  -----------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.8%
----------------------------------------------------------------
Varian Semiconductor Equipment
Associates*                              12,380           544
                                                  -----------
Total Industrial Machinery Manufacturing                  544
                                                  -----------

----------------------------------------------------------------
INFORMATION SERVICES--2.0%
----------------------------------------------------------------
Valueclick*                              27,610           500
Websense*                                12,840           843
                                                  -----------
Total Information Services                              1,343
                                                  -----------

----------------------------------------------------------------
INSURANCE CARRIERS--5.1%
----------------------------------------------------------------
Delphi Financial Group, Cl A             11,960           550
Hanover Insurance Group*                 18,380           768
Ohio Casualty                            30,910           875
Phoenix*                                 37,360           510

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
ProAssurance*                            16,621   $       808
                                                  -----------
Total Insurance Carriers                                3,511
                                                  -----------

----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.1%
----------------------------------------------------------------
Domino's Pizza                           30,610           741
                                                  -----------
Total Limited-Service Eating Places                       741
                                                  -----------

----------------------------------------------------------------
MACHINERY, EQUIPMENT & SUPPLIES WHOLESALE--0.6%
----------------------------------------------------------------
Aviall* #                                13,430           387
                                                  -----------
Total Machinery, Equipment & Supplies Wholesale           387
                                                  -----------

----------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--1.0%
----------------------------------------------------------------
FTI Consulting*                          24,120           662
                                                  -----------
Total Management, Scientific & Technical
   Consulting Services                                    662
                                                  -----------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--2.1%
----------------------------------------------------------------
Haemonetics*                             15,120           739
Sybron Dental Specialties*                9,260           368
Thoratec*                                16,870           349
                                                  -----------
Total Medical Equipment & Supplies Manufacturing        1,456
                                                  -----------

----------------------------------------------------------------
METAL ORE MINING--3.5%
----------------------------------------------------------------
Apex Silver Mines* #                     36,840           586
Cleveland-Cliffs #                       10,570           936
Randgold Resources ADR*                  52,600           848
                                                  -----------
Total Metal Ore Mining                                  2,370
                                                  -----------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.5%
----------------------------------------------------------------
Pioneer Drilling*                        18,620           334
                                                  -----------
Total Mining Support Activities                           334
                                                  -----------

----------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--0.5%
----------------------------------------------------------------
Tenneco*                                 18,310           359
                                                  -----------
Total Motor Vehicle Parts Manufacturing                   359
                                                  -----------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--2.6%
----------------------------------------------------------------
Analogic                                  9,276           444
DRS Technologies                         14,800           761

================================================================================
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2005 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Itron*                                   14,670   $       587
                                                  -----------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                            1,792
                                                  -----------

----------------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/DATABASE PUBLISHERS--1.2%
----------------------------------------------------------------
R.H. Donnelley*                          12,872           793
                                                  -----------
Total Newspaper/Periodical/Book/Database
Publishers                                                793
                                                  -----------

----------------------------------------------------------------
OIL & GAS EXTRACTION--1.3%
----------------------------------------------------------------
Comstock Resources*                      29,550           902
                                                  -----------
Total Oil & Gas Extraction                                902
                                                  -----------

----------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--1.0%
----------------------------------------------------------------
CommScope* #                             34,150           687
                                                  -----------
Total Other Electrical Equipment & Component
   Manufacturing                                          687
                                                  -----------

----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.6%
----------------------------------------------------------------
National Financial Partners #            21,490         1,129
Waddell & Reed Financial, Cl A           32,130           674
                                                  -----------
Total Other Financial Investment Activities             1,803
                                                  -----------

----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--3.4%
----------------------------------------------------------------
Actuant, Cl A                            13,590           758
Gardner Denver*                          16,750           826
Nordson                                  18,160           736
                                                  -----------
Total Other General Purpose Machinery
Manufacturing                                           2,320
                                                  -----------

----------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--7.9%
----------------------------------------------------------------
Alexandria Real Estate Equities          10,075           811
Apollo Investment                        28,130           504
BioMed Realty Trust                      26,700           651
Corporate Office Properties Trust        18,870           671
Kilroy Realty                            12,280           760
Maguire Properties                       22,970           710
Strategic Hotel Capital                  31,430           647
Taubman Centers #                        18,520           644
                                                  -----------
Total Other Investment Pools & Funds                    5,398
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
OTHER TRANSIT & GROUND PASSENGER TRANSPORTATION--0.9%
----------------------------------------------------------------
Laidlaw International*                   27,062   $       629
                                                  -----------
Total Other Transit & Ground Passenger
   Transportation                                         629
                                                  -----------

----------------------------------------------------------------
OUTPATIENT CARE CENTERS--1.5%
----------------------------------------------------------------
Psychiatric Solutions*                   17,080         1,003
                                                  -----------
Total Outpatient Care Centers                           1,003
                                                  -----------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--1.6%
----------------------------------------------------------------
Alkermes*                                29,630           567
First Horizon Pharmaceutical*            30,230           521
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing           1,088
                                                  -----------

----------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.5%
----------------------------------------------------------------
Jarden*                                  12,760           384
Tupperware Brands                        28,650           642
                                                  -----------
Total Plastics Product Manufacturing                    1,026
                                                  -----------

----------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--1.1%
----------------------------------------------------------------
Chemed                                   14,720           731
                                                  -----------
Total Plumbing, Heating & AC Contractor                   731
                                                  -----------

----------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--1.9%
----------------------------------------------------------------
Freightcar America                       14,310           688
Wabtec                                   23,930           644
                                                  -----------
Total Railroad Rolling Stock Manufacturing              1,332
                                                  -----------

----------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--3.1%
----------------------------------------------------------------
Walter Industries #                      42,550         2,116
                                                  -----------
Total Residential Building Construction                 2,116
                                                  -----------

----------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.7%
----------------------------------------------------------------
Skywest                                  17,180           461
                                                  -----------
Total Scheduled Air Transportation                        461
                                                  -----------

----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--0.7%
----------------------------------------------------------------
GFI Group*                                9,420           447
                                                  -----------
Total Security & Commodity Contracts
   Intermediation & Brokerage                             447
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2005 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--4.4%
----------------------------------------------------------------
Benchmark Electronics*                   10,520   $       354
DSP Group*                               27,610           692
NAM TAI Electronics                      20,926           471
Silicon Laboratories*                    21,530           789
Standard Microsystems*                   24,640           707
                                                  -----------
Total Semiconductor & Other Electronic
   Component Manufacturing                              3,013
                                                  -----------

----------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION MANUFACTURING--0.7%
----------------------------------------------------------------
Chattem*                                 12,810           466
                                                  -----------
Total Soap, Cleaners & Toilet Preparation
   Manufacturing                                          466
                                                  -----------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--2.8%
----------------------------------------------------------------
THQ*                                     28,585           682
Transaction Systems Architects*          30,440           876
Verint Systems*                           9,930           342
                                                  -----------
Total Software Publishers                               1,900
                                                  -----------

----------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--1.2%
----------------------------------------------------------------
Oregon Steel Mills*                      27,000           794
                                                  -----------
Total Steel Product Manufacturing
   from Purchased Steel                                   794
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATIONS--4.2%
----------------------------------------------------------------
Brightpoint*                             26,880           745
Dobson Communications, Cl A*             93,240           699
Leap Wireless International*             19,950           756
Ubiquitel*                               69,720           690
                                                  -----------
Total Telecommunications                                2,890
                                                  -----------

----------------------------------------------------------------
TRAVELER ACCOMMODATION--0.8%
----------------------------------------------------------------
Gaylord Entertainment*                   13,290           579
                                                  -----------
Total Traveler Accommodation                              579
                                                  -----------

----------------------------------------------------------------
WATER TRANSPORTATION SUPPORT ACTIVITIES--1.0%
----------------------------------------------------------------
Kirby*                                   13,050           682
                                                  -----------
Total Water Transportation Support Activities             682
                                                  -----------

----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $57,803)                                       65,728
----------------------------------------------------------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--0.5%
----------------------------------------------------------------
iShares Russell 2000 Index Fund #         5,050   $       337
                                                  -----------

----------------------------------------------------------------
TOTAL REGISTERED INVESTMENT COMPANY               -----------
  (COST $308)                                             337

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
   LOANED SECURITIES--5.1%
----------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)              3,491,300         3,491
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL    -----------
  FOR LOANED SECURITIES (COST $3,491)                   3,491

----------------------------------------------------------------
CASH EQUIVALENT--3.4%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 4.21%**      2,314,249         2,314
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $2,314)                                         2,314
----------------------------------------------------------------

TOTAL INVESTMENTS--105.2%
  (COST $63,916)+                                      71,870
                                                  -----------

OTHER ASSETS AND LIABILITIES, NET--(5.2)%              (3,533)
                                                  -----------

NET ASSETS--100.0%                                $    68,337
                                                  ===========

*    Non-income producing security
**   Rate shown is the 7-day yield as of December 31, 2005.
# Security fully or partially on loan at December 31, 2005. The total value of securities on loan at December 31, 2005, was $3,343,125.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR  -- American Depositary Receipt
Cl   -- Class

+ At December 31, 2005, the tax basis cost of the Fund's investments was $64,107, and the unrealized appreciation and depreciation were $8,605 and $(842), respectively.***


***  These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================
SCHEDULE OF INVESTMENTS
TURNER TECHNOLOGY FUND
December 31, 2005 (Unaudited)




                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--99.9%
----------------------------------------------------------------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--2.1%
----------------------------------------------------------------
Joy Global                                7,100   $       284
                                                  -----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                                284
                                                  -----------

----------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--2.5%
----------------------------------------------------------------
Comverse Technology*                     12,470           331
                                                  -----------
Total Commercial/Industrial Equipment
   Rental & Leasing                                       331
                                                  -----------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.0%
----------------------------------------------------------------
Motorola                                 11,780           266
                                                  -----------
Total Communications Equipment Manufacturing              266
                                                  -----------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--11.5%
----------------------------------------------------------------
Apple Computer*                           8,830           635
EMC*                                     28,720           391
Hewlett-Packard                           9,270           266
Network Appliance*                        8,380           226
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                        1,518
                                                  -----------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--7.5%
----------------------------------------------------------------
Cerner* #                                 3,010           274
Foundry Networks*                        32,700           452
Witness Systems*                         13,850           272
                                                  -----------
Total Computer Systems Design & Related Services          998
                                                  -----------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.7%
----------------------------------------------------------------
eBay*                                     5,130           222
                                                  -----------
Total Electronic Shopping & Mail-Order Houses             222
                                                  -----------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--5.6%
----------------------------------------------------------------
Kla-Tencor                                9,840           486
Varian Semiconductor
   Equipment Associates*                  5,900           259
                                                  -----------
Total Industrial Machinery Manufacturing                  745
                                                  -----------

----------------------------------------------------------------
INFORMATION SERVICES--8.7%
----------------------------------------------------------------
Google, Cl A*                             1,450           602

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Internet Capital Group*                  24,270   $       199
Yahoo!*                                   8,830           346
                                                  -----------
Total Information Services                              1,147
                                                  -----------

----------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.4%
----------------------------------------------------------------
Cogent*                                  13,870           314
                                                  -----------
Total Investigation & Security Services                   314
                                                  -----------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--3.2%
----------------------------------------------------------------
Gilead Sciences*                          8,090           426
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing             426
                                                  -----------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--5.7%
----------------------------------------------------------------
Celgene*                                  5,750           372
Genentech*                                4,050           375
                                                  -----------
Total Scientific R&D Services                             747
                                                  -----------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--35.8%
----------------------------------------------------------------
Advanced Micro Devices*                  18,860           577
Applied Materials                        23,090           414
ASML Holding, NY Shares* #               22,650           455
Broadcom, Cl A*                          14,310           675
JDS Uniphase*                           151,720           358
Marvell Technology Group*                12,130           680
Micron Technology*                       33,650           448
Silicon Laboratories*                     9,290           340
Sirf Technology Holdings*                11,530           344
Trident Microsystems*                    24,150           435
                                                  -----------
Total Semiconductor & Other Electronic Component
   Manufacturing                                        4,726
                                                  -----------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--7.9%
----------------------------------------------------------------
Akamai Technologies*                      8,470           169
F5 Networks*                             10,130           579
Openwave Systems* #                      16,990           297
                                                  -----------
Total Software Publishers                               1,045
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER TECHNOLOGY FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
TELECOMMUNICATIONS--3.3%
NII Holdings*                             9,940   $       434
                                                  -----------
Total Telecommunications                                  434
                                                  -----------
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $10,276)                                       13,203

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--4.9%
----------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)                650,700           651
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL    -----------
  FOR LOANED SECURITIES (COST $651)                       651

----------------------------------------------------------------
CASH EQUIVALENT--0.5%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 4.21%**         60,818            61
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $61)                                               61
----------------------------------------------------------------

TOTAL INVESTMENTS--105.3%
  (COST $10,988)+                                      13,915
                                                  -----------

OTHER ASSETS AND LIABILITIES, NET--(5.3)%                (703)
                                                  -----------

NET ASSETS--100.0%                                $    13,212
                                                  ===========

*    Non-income producing security
**   Rate shown is the 7-day yield as of December 31, 2005.
# Security fully or partially on loan at December 31, 2005. The total value of securities on loan at December 31, 2005, was $624,173.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl   -- Class
NY   -- New York
+ At December 31, 2005, the tax basis cost of the Fund's investments was $10,988, and the unrealized appreciation and depreciation were $3,015 and $(88), respectively.***

***  These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================
SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--99.8%
----------------------------------------------------------------

----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--3.0%
----------------------------------------------------------------
Joy Global                               24,975   $       999
                                                  -----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                                999
                                                  -----------

----------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--3.5%
----------------------------------------------------------------
Cemex ADR*                               19,620         1,164
                                                  -----------
Total Cement & Concrete Product Manufacturing           1,164
                                                  -----------

----------------------------------------------------------------
COAL MINING--2.6%
----------------------------------------------------------------
Consol Energy                            12,960           845
                                                  -----------
Total Coal Mining                                         845
                                                  -----------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--7.9%
----------------------------------------------------------------
Qualcomm                                 34,320         1,479
Sony ADR*                                28,090         1,146
                                                  -----------
Total Communications Equipment Manufacturing            2,625
                                                  -----------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--4.5%
----------------------------------------------------------------
Apple Computer*                          20,700         1,488
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                        1,488
                                                  -----------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--5.5%
----------------------------------------------------------------
eBay*                                    41,730         1,805
                                                  -----------
Total Electronic Shopping & Mail-Order Houses           1,805
                                                  -----------

----------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--3.3%
----------------------------------------------------------------
Omnicare                                 19,180         1,098
                                                  -----------
Total Health & Personal Care Stores                     1,098
                                                  -----------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.8%
----------------------------------------------------------------
Kla-Tencor                               31,970         1,577
                                                  -----------
Total Industrial Machinery Manufacturing                1,577
                                                  -----------

----------------------------------------------------------------
INFORMATION SERVICES--9.8%
----------------------------------------------------------------
Google, Cl A*                             4,760         1,975
Yahoo!*                                  31,940         1,251
                                                  -----------
Total Information Services                              3,226
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--4.3%
----------------------------------------------------------------
Toyota Motor ADR*                        13,650   $     1,428
                                                  -----------
Total Motor Vehicle Manufacturing                       1,428
                                                  -----------

----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.5%
----------------------------------------------------------------
Mitsubishi UFJ Financial Group ADR*      59,640           816
                                                  -----------
Total Other Financial Investment Activities               816
                                                  -----------

----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--3.5%
----------------------------------------------------------------
Coach*                                   34,530         1,151
                                                  -----------
Total Other Leather & Allied Product Manufacturing      1,151
                                                  -----------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.1%
----------------------------------------------------------------
Scientific Games, Cl A*                  37,040         1,010
                                                  -----------
Total Other Miscellaneous Manufacturing                 1,010
                                                  -----------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--4.3%
----------------------------------------------------------------
Gilead Sciences*                         27,140         1,428
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing           1,428
                                                  -----------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--4.0%
----------------------------------------------------------------
Genentech*                               14,460         1,338
                                                  -----------
Total Scientific R&D Services                           1,338
                                                  -----------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--27.3%
----------------------------------------------------------------
Advanced Micro Devices*                  44,640         1,366
Applied Materials                        89,740         1,610
Broadcom, Cl A*                          26,680         1,258
JDS Uniphase*                           447,700         1,057
Marvell Technology Group*                22,360         1,254
Micron Technology*                      112,940         1,503
Silicon Laboratories* #                  26,730           980
                                                  -----------
Total Semiconductor & Other Electronic Component
   Manufacturing                                        9,028
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATIONS--2.4%
----------------------------------------------------------------
NII Holdings*                            18,300           799
                                                  -----------
Total Telecommunications                                  799
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
TRAVELER ACCOMMODATION--3.5%
----------------------------------------------------------------
Starwood Hotels & Resorts Worldwide      18,310   $     1,169
                                                  -----------
Total Traveler Accommodation                            1,169
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $28,563)                                       32,994

----------------------------------------------------------------
CASH EQUIVALENT--0.4%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 4.21%**        130,214           130
----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $130)                                             130

----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--0.0%
----------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)                  7,800             8
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL    -----------
  FOR LOANED SECURITIES (COST $8)                           8
----------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
   (COST $28,701)+                                     33,132
                                                  -----------

OTHER ASSETS AND LIABILITIES, NET--(0.2)%                 (61)
                                                  -----------

NET  ASSETS--100.0%                               $    33,071
                                                  ===========

*    Non-income producing security.
**   Rate shown is the 7-day yield as of December 31, 2005.
# Security fully or partially on loan at December 31, 2005. The total value of securities on loan at December 31, 2005, was $7,332.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR  -- American Depositary Receipt
Cl   -- Class

+ At December 31, 2005, the tax basis cost of the Fund's investments was $28,701, and the unrealized appreciation and depreciation were $4,735 and $(304), respectively.***

***  These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================
SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--98.7%
----------------------------------------------------------------

----------------------------------------------------------------
ADVERTISING & RELATED SERVICES--2.6%
----------------------------------------------------------------
aQuantive*                               11,690   $       295
                                                  -----------
Total Advertising & Related Services                      295
                                                  -----------

----------------------------------------------------------------
COAL MINING--2.3%
----------------------------------------------------------------
Peabody Energy                            3,140           259
                                                  -----------
Total Coal Mining                                         259
                                                  -----------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--5.5%
----------------------------------------------------------------
Apple Computer*                           6,100           439
Network Appliance*                        6,820           184
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                          623
                                                  -----------

----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--6.2%
----------------------------------------------------------------
Foundry Networks*                        28,240           390
Witness Systems* #                       15,990           314
                                                  -----------
Total Computer Systems Design & Related Services          704
                                                  -----------

----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.5%
----------------------------------------------------------------
eBay*                                     6,470           280
                                                  -----------
Total Electronic Shopping & Mail-Order Houses             280
                                                  -----------

----------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--2.6%
----------------------------------------------------------------
Omnicare                                  5,180           296
                                                  -----------
Total Health & Personal Care Stores                       296
                                                  -----------

----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--6.3%
----------------------------------------------------------------
Kla-Tencor                                8,340           412
Varian Semiconductor Equipment
Associates*                               6,810           299
                                                  -----------
Total Industrial Machinery Manufacturing                  711
                                                  -----------

----------------------------------------------------------------
INFORMATION SERVICES--9.6%
----------------------------------------------------------------
CNET Networks*                           18,510           272
Google, Cl A*                             1,240           514
Yahoo!*                                   7,900           310
                                                  -----------
Total Information Services                              1,096
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--1.5%
----------------------------------------------------------------
Cogent* #                                 7,570   $       172
                                                  -----------
Total Investigation & Security Services                   172
                                                  -----------

----------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--2.7%
----------------------------------------------------------------
Monster Worldwide*                        7,590           310
                                                  -----------
Total Management, Scientific & Technical
   Consulting Services                                    310
                                                  -----------

----------------------------------------------------------------
OIL & GAS EXTRACTION--4.3%
----------------------------------------------------------------
GMX Resources* #                          8,610           310
Range Resources                           6,615           174
                                                  -----------
Total Oil & Gas Extraction                                484
                                                  -----------

----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.6%
----------------------------------------------------------------
Mitsubishi UFJ Financial Group ADR*      13,140           180
                                                  -----------
Total Other Financial Investment Activities               180
                                                  -----------

----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--2.5%
----------------------------------------------------------------
Coach*                                    8,610           287
                                                  -----------
Total Other Leather & Allied Product Manufacturing        287
                                                  -----------

----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.0%
----------------------------------------------------------------
Scientific Games, Cl A*                   8,530           233
                                                  -----------
Total Other Miscellaneous Manufacturing                   233
                                                  -----------

----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--4.2%
----------------------------------------------------------------
Gilead Sciences*                          4,740           249
United Therapeutics*                      3,240           224
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing             473
                                                  -----------

----------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.6%
----------------------------------------------------------------
Sirius Satellite Radio* #                44,090           295
                                                  -----------
Total Radio & Television Broadcasting                     295
                                                  -----------

----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.2%
----------------------------------------------------------------
Genentech*                                2,720           252
                                                  -----------
Total Scientific R&D Services                             252
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--1.4%
----------------------------------------------------------------
Chicago Mercantile
   Exchange Holdings                        420   $       154
                                                  -----------
Total Securities & Commodity Exchanges                    154
                                                  -----------

----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--1.2%
----------------------------------------------------------------
Ameritrade Holding*                       5,600           134
                                                  -----------
Total Security & Commodity Contracts
   Intermediation & Brokerage                             134
                                                  -----------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--24.1%
----------------------------------------------------------------
Advanced Micro Devices*                  10,540           322
Applied Materials                        14,090           253
Broadcom, Cl A*                           5,780           272
JDS Uniphase*                           156,170           369
Marvell Technology Group*                 7,670           430
Micron Technology*                       22,080           294
Silicon Laboratories* #                   7,710           283
Sirf Technology Holdings* #               5,720           170
Trident Microsystems* #                  18,830           339
                                                  -----------
Total Semiconductor & Other Electronic
   Component Manufacturing                              2,732
                                                  -----------

----------------------------------------------------------------
SOFTWARE PUBLISHERS--8.0%
----------------------------------------------------------------
Akamai Technologies*                      8,230           164
F5 Networks* #                            7,830           448
Openwave Systems* #                      17,240           301
                                                  -----------
Total Software Publishers                                 913
                                                  -----------

----------------------------------------------------------------
TELECOMMUNICATIONS--2.8%
----------------------------------------------------------------
NII Holdings*                             7,340           320
                                                  -----------
Total Telecommunications                                  320
                                                  -----------

----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $9,238)                                        11,203
----------------------------------------------------------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--13.3%
----------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)              1,508,500   $     1,509

----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $1,509)                                         1,509

----------------------------------------------------------------
CASH EQUIVALENT--2.4%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 4.21%**        274,804           275

----------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $275)                                             275
----------------------------------------------------------------

TOTAL INVESTMENTS--114.4%
  (COST $11,022)+                                      12,987
                                                  -----------

OTHER ASSETS AND LIABILITIES, NET--(14.4)%             (1,638)
                                                  -----------

NET ASSETS--100.0%                                $    11,349
                                                  ===========

*    Non-income producing security
**   Rate shown is the 7-day yield as of December 31, 2005.
# Security fully or partially on loan at December 31, 2005. The total value of securities on loan at December 31, 2005, was $1,406,183.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. ADR -- American Depositary Receipt Cl -- Class

+ At December 31, 2005, the tax basis cost of the Fund's investments was $11,029, and the unrealized appreciation and depreciation were $2,062 and $(104), respectively.***

***  These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================
SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--99.8%
----------------------------------------------------------------

---------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--1.3%
CB Richard Ellis Group, Cl A*               120   $         7
                                                  -----------
Total Activities Related to Real Estate                     7
                                                  -----------

----------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.8%
----------------------------------------------------------------
Time Warner                                 240             4
                                                  -----------
Total Advertising & Related Services                        4
                                                  -----------

----------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.0%
----------------------------------------------------------------
Honeywell International                      80             3
Textron                                      30             2
                                                  -----------
Total Aerospace Product & Parts Manufacturing               5
                                                  -----------

----------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--0.8%
----------------------------------------------------------------
Advance Auto Parts*                         100             4
                                                  -----------
Total Automotive Parts, Accessories & Tire Stores           4
                                                  -----------

----------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.1%
----------------------------------------------------------------
Dow Chemical                                130             6
                                                  -----------
Total Basic Chemical Manufacturing                          6
                                                  -----------

----------------------------------------------------------------
BEVERAGE MANUFACTURING--2.5%
----------------------------------------------------------------
Coca-Cola                                   120             5
Constellation Brands, Cl A*                 170             5
Molson Coors Brewing, Cl B                   50             3
                                                  -----------
Total Beverage Manufacturing                               13
                                                  -----------

----------------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER MANUFACTURING--0.9%
----------------------------------------------------------------
Crown Holdings*                             230             5
                                                  -----------
Total Boiler, Tank & Shipping Container
   Manufacturing                                            5
                                                  -----------

----------------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--0.6%
----------------------------------------------------------------
Lowe's                                       50             3
                                                  -----------
Total Building Material & Supplies Dealers                  3
                                                  -----------

----------------------------------------------------------------
CLOTHING STORES--1.1%
----------------------------------------------------------------
Abercrombie & Fitch, Cl A                    90             6
                                                  -----------
Total Clothing Stores                                       6
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COAL MINING--0.8%
----------------------------------------------------------------

Consol Energy                                60   $         4
                                                  -----------
Total Coal Mining                                           4
                                                  -----------

----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.6%
----------------------------------------------------------------
Harris                                       70             3
                                                  -----------
Total Communications Equipment Manufacturing                3
                                                  -----------

----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--0.8%
----------------------------------------------------------------
Hewlett-Packard                             140             4
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                            4
                                                  -----------

----------------------------------------------------------------
DATA PROCESSING SERVICES--1.3%
----------------------------------------------------------------
Fiserv*                                     170             7
                                                  -----------
Total Data Processing Services                              7
                                                  -----------

----------------------------------------------------------------
DEPARTMENT STORES--1.8%
----------------------------------------------------------------
J.C. Penney                                 100             6
Kohl's*                                      80             4
                                                  -----------
Total Department Stores                                    10
                                                  -----------

----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--6.0%
----------------------------------------------------------------
Bank of America                             230            11
Citigroup                                   170             8
Synovus Financial                           240             6
Wachovia                                     50             3
Wells Fargo                                  50             3
                                                  -----------
Total Depository Credit Intermediation                     31
                                                  -----------

----------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION--8.0%
----------------------------------------------------------------
AES*                                        410             7
Centerpoint Energy                          440             6
Duke Energy                                 200             6
Edison International                        120             5
FirstEnergy                                 110             5
MDU Resources Group                         220             7
TXU                                         120             6
                                                  -----------
Total Electric Power Generation,
   Transmission & Distribution                             42
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--1.3%
----------------------------------------------------------------
General Electric                            200   $         7
                                                  -----------
Total Electrical Equipment Manufacturing                    7
                                                  -----------

----------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT
MANUFACTURING--1.0%
----------------------------------------------------------------
Cummins                                      60             5
                                                  -----------
Total Engine, Turbine & Power Transmission
   Equipment Manufacturing                                  5
                                                  -----------

----------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALE--1.0%
----------------------------------------------------------------
Supervalu                                   150             5
                                                  -----------
Total Grocery & Related Product Wholesale                   5
                                                  -----------

----------------------------------------------------------------
HARDWARE, & PLUMBING & HEATING EQUIPMENT &
SUPPLIES WHOLESALE--0.6%
----------------------------------------------------------------
WW Grainger                                  40             3
                                                  -----------
Total Hardware, & Plumbing & Heating
   Equipment & Supplies Wholesale                           3
                                                  -----------

----------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.9%
----------------------------------------------------------------
Omnicare                                     80             5
                                                  -----------
Total Health & Personal Care Stores                         5
                                                  -----------

----------------------------------------------------------------
INSURANCE CARRIERS--14.8%
----------------------------------------------------------------
Aetna                                        60             6
Allstate                                     60             3
AMBAC Financial Group                        80             6
American International Group                 80             5
Assurant                                     70             3
Chubb                                        60             6
CNA Financial*                              230             7
Fidelity National Financial                  90             3
Genworth Financial, Cl A                    180             6
Hartford Financial Services Group            70             6
Radian Group                                130             8
St. Paul Travelers                           80             4
UnumProvident                               310             7
WR Berkley                                  140             7
                                                  -----------
Total Insurance Carriers                                   77
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--0.8%
----------------------------------------------------------------
Brink's                                      80   $         4
                                                  -----------
Total Investigation & Security Services                     4
                                                  -----------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--2.1%
----------------------------------------------------------------
C.R. Bard                                    90             6
St. Jude Medical*                           100             5
                                                  -----------
Total Medical Equipment & Supplies Manufacturing           11
                                                  -----------

----------------------------------------------------------------
METAL ORE MINING--0.8%
----------------------------------------------------------------
Freeport-McMoRan Copper &
   Gold, Cl B                                80             4
                                                  -----------
Total Metal Ore Mining                                      4
                                                  -----------

----------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.6%
----------------------------------------------------------------
Cal Dive International*                      80             3
                                                  -----------
Total Mining Support Activities                             3
                                                  -----------

----------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--1.3%
----------------------------------------------------------------
Altria Group                                 90             7
                                                  -----------
Total Miscellaneous Nondurable Goods Wholesale              7
                                                  -----------

----------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.6%
----------------------------------------------------------------
Oshkosh Truck                                70             3
                                                  -----------
Total Motor Vehicle Manufacturing                           3
                                                  -----------

----------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.0%
----------------------------------------------------------------
Johnson Controls                             70             5
                                                  -----------
Total Motor Vehicle Parts Manufacturing                     5
                                                  -----------

----------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--1.3%
----------------------------------------------------------------
Medtronic                                    60             4
Raytheon                                     80             3
                                                  -----------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                                7
                                                  -----------

----------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--4.0%
----------------------------------------------------------------
CIT Group                                   120             6
Countrywide Financial                       200             7
Fannie Mae                                   60             3

================================================================================
SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Freddie Mac                                  70   $         5
                                                  -----------
Total Nondepository Credit Intermediation                  21
                                                  -----------

----------------------------------------------------------------
NONMETALLIC MINERAL MINING & QUARRYING--0.9%
----------------------------------------------------------------
Martin Marietta Materials                    60             5
                                                  -----------
Total Nonmetallic Mineral Mining & Quarrying                5
                                                  -----------

----------------------------------------------------------------
OFFICES OF PHYSICIANS--1.3%
----------------------------------------------------------------
Caremark Rx*                                130             7
                                                  -----------
Total Offices of Physicians                                 7
                                                  -----------

----------------------------------------------------------------
OIL & GAS EXTRACTION--2.5%
----------------------------------------------------------------
Burlington Resources                         30             3
Chesapeake Energy                           100             3
Devon Energy                                 60             4
Newfield Exploration*                        70             3
                                                  -----------
Total Oil & Gas Extraction                                 13
                                                  -----------

----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.3%
----------------------------------------------------------------
Ameriprise Financial                        160             6
Eaton Vance                                 210             6
                                                  -----------
Total Other Financial Investment Activities                12
                                                  -----------

----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--1.0%
----------------------------------------------------------------
Black & Decker                               60             5
                                                  -----------
Total Other General Purpose Machinery
Manufacturing                                               5
                                                  -----------

----------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--5.4%
----------------------------------------------------------------
AMB Property                                130             6
General Growth Properties                   160             8
Host Marriott                               390             7
Prologis                                    150             7
                                                  -----------
Total Other Investment Pools & Funds                       28
                                                  -----------

----------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--10.0%
----------------------------------------------------------------
Chevron                                     190            11
ConocoPhillips                              130             7
Exxon Mobil                                 480            27
Occidental Petroleum                         50             4
Valero Energy                                60             3
                                                  -----------
Total Petroleum & Coal Products Manufacturing              52
                                                  -----------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--0.8%
----------------------------------------------------------------
Johnson & Johnson                            70   $         4
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing               4
                                                  -----------

----------------------------------------------------------------
PHARMACEUTICAL PREPARATION--0.6%
----------------------------------------------------------------
Bausch & Lomb                                50             3
                                                  -----------
Total Pharmaceutical Preparation                            3
                                                  -----------

----------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--1.2%
----------------------------------------------------------------
Western Gas Resources                       130             6
                                                  -----------
Total Pipeline Transportation of Natural Gas                6
                                                  -----------

----------------------------------------------------------------
RAIL TRANSPORTATION--0.8%
----------------------------------------------------------------
Norfolk Southern                             90             4
                                                  -----------
Total Rail Transportation                                   4
                                                  -----------

----------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.6%
----------------------------------------------------------------
KB Home                                      40             3
                                                  -----------
Total Residential Building Construction                     3
                                                  -----------

----------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--2.4%
----------------------------------------------------------------
Bear Stearns                                 50             6
JPMorgan Chase                              120             5
Merrill Lynch                                30             2
                                                  -----------
Total Security & Commodity Contracts
   Intermediation & Brokerage                              13
                                                  -----------

----------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--2.9%
----------------------------------------------------------------
MEMC Electronic Materials*                  170             4
Nvidia*                                     110             4
Texas Instruments                           140             4
Thomas & Betts*                              70             3
                                                  -----------
Total Semiconductor & Other Electronic
   Component Manufacturing                                 15
                                                  -----------

----------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.6%
----------------------------------------------------------------
Allegheny Technologies                       90             3
                                                  -----------
Total Steel Product Manufacturing
 from Purchased Steel                                       3
                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
December 31, 2005 (Unaudited)


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
TELECOMMUNICATIONS--3.3%
----------------------------------------------------------------
AT&T                                        230   $         6
BellSouth                                   180             5
Tele Norte Leste Participacoes ADR          230             4
Tellabs*                                    240             2
                                                  -----------
Total Telecommunications                                   17
                                                  -----------

----------------------------------------------------------------
TRAVELER ACCOMMODATION--1.7%
----------------------------------------------------------------
Boyd Gaming                                 120             6
Station Casinos                              50             3
                                                  -----------
Total Traveler Accommodation                                9
----------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $512)                                             520

----------------------------------------------------------------
CASH EQUIVALENT--0.6%
----------------------------------------------------------------

BlackRock TempCash Fund,
   Institutional Shares, 4.21%**          3,288             3
----------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $3)                                                 3
----------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
  (COST $515)+                                            523
                                                  -----------

OTHER ASSETS AND LIABILITIES, NET--(0.4)%                  (2)
                                                  -----------

NET ASSETS--100.0%                                $       521
                                                  ===========

*    Non-income producing security
**   Rate shown is the 7-day yield as of December 31, 2005.
ADR  -- American Depositary Receipt
Cl   -- Class


+ At December 31, 2005, the tax basis cost of the Fund's investments was $515, and the unrealized appreciation and depreciation were $16 and $(8), respectively.***

***  These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Turner Funds


By (Signature and Title)*                        /s/ Thomas R. Trala, Jr.
                                                 -------------------------------
                                                 Thomas R. Trala, Jr.,
                                                 President and CEO

Date: March 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Thomas R. Trala, Jr.
                                                 -------------------------------
                                                 Thomas R. Trala, Jr.,
                                                 President and CEO

Date: March 1, 2006


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson,
                                                 Controller and CFO

Date: March 1, 2006

* Print the name and title of each signing officer under his or her signature.